     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1996
                                                      REGISTRATION NOS. 33-85442
                                                                        811-8828

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4

                               ----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 2                     [X]
                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                AMENDMENT NO. 4                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                  NEW ENGLAND VARIABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                   DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

 NAME AND ADDRESS OF AGENT FOR SERVICE:                   COPY TO:
           H. James Wilson                        Stephen E. Roth, Esquire
Executive Vice President and General Counsel     Sutherland, Asbill & Brennan
New England Mutual Life Insurance Company        1275 Pennsylvania Avenue, N.W.
         501 Boylston Street                      Washington, D.C. 20004-2404
     Boston, Massachusetts 02117

  It is proposed that this filing will become effective (check appropriate box)

    [_] immediately upon filing pursuant to paragraph (b) of Rule 485
    [_] on May 1, 1996 pursuant to paragraph (b) of Rule 485
    [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
    [X] on May 1, 1996 pursuant to paragraph (a)(i) of Rule 485
    [_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
    [_] on (date) pursuant to paragraph (a)(ii) of Rule 485

  REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SECURITIES UNDER THE SECURITIES ACT OF 1933 IN ACCORDANCE WITH RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

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--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEETS

  Between information contained in the Prospectus and Statement of Additional Information and the Required Items of Form N-4.

 FORM N-4                                             CAPTION IN STATEMENT
 ITEM NO.         CAPTION IN PROSPECTUS            OF ADDITIONAL INFORMATION
 --------         ---------------------            -------------------------
     1     Cover Page........................
     2     Glossary of Special Terms used in
            this Prospectus..................
     3     Highlights; Expense Table.........
     4     Accumulation Unit Values..........
     5     The Company; The Variable Account;
            Investments of the Variable
            Account--The New England Zenith
            Fund Series; Administration
            Charges, Contingent Deferred
            Sales Charge and Other
            Deductions; Voting Rights........
     6     Administrative Charges, Contingent
            Deferred Sales Charge and Other
            Deductions.......................
     7     The Contracts; Investments of the
            Variable Account (Substitution of
            Investments); Annuity Payments;
            The Fixed Account; Guaranteed
            Option...........................
     8     Annuity Payments; Amount of
            Variable Annuity Payments........
     9     The Contracts.....................
    10     The Contracts; Cover Page.........   Net Investment Factor
    11     The Contracts; Loan Provision for
            Certain Tax-Benefited Retirement
            Plans............................
    12     Retirement Plans Offering Federal
            Tax Benefits; Federal Income Tax
            Status (Taxation of the
            Contracts).......................
    13     Inapplicable......................
    14     Table of Contents of Statement of
            Additional Information...........
    15                                          Cover Page
    16                                          Table of Contents
    17                                          Inapplicable
    18                                          Services to the Variable Account
    19     Administration Charges, Contingent
            Deferred Sales Charge and Other
            Deductions.......................
    20                                          Services to the Variable Account
    21(b)                                       Calculation of Performance Data
    22                                          Annuity Payments
    23                                          Financial Statements

                            AMERICAN GROWTH SERIES

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                  NEW ENGLAND VARIABLE LIFE INSURANCE COMPANY

                              501 BOYLSTON STREET

                          BOSTON, MASSACHUSETTS 02116

                                (617) 578-2000

  This prospectus offers individual flexible and single purchase payment variable annuity contracts (the "Contracts") that are currently intended for use with certain retirement plans that qualify for tax benefited treatment under the Internal Revenue Code (the "Code"), for individual use, and for use with plans and trusts not qualifying under the Code for tax benefited treatment. The Contracts are not intended for use with Section 401(k) plans or
Section 403(b) plans subject to ERISA. See "Retirement Plans Offering Federal Tax Benefits" for more information. All purchase payments made under the Contracts may be allocated to New England Variable Annuity Separate Account (the "Variable Account"), a separate investment account of New England Variable Life Insurance Company ("NEVLICO" or the "Company"). Assets of the Variable Account are invested in shares of certain Series of the New England Zenith Fund (collectively, the "Eligible Funds"). See "Investments of the Variable Account." The owner of a Contract chooses the Eligible Funds in which the purchase payments are invested and may change the Eligible Fund or Funds selected from time to time. Any one or a combination of the following Eligible Funds may be selected, within limits:

Back Bay Advisors Bond Income Series      Draycott International Equity Series
                                          Alger Equity Growth Series
Back Bay Advisors Money Market
Series                                    Venture Value Series
Loomis Sayles Avanti Growth Series
                                          Salomon Brothers U.S. Government
Westpeak Value Growth Series              Series
                                          Salomon Brothers Strategic Bond
Loomis Sayles Small Cap Series            Opportunities Series
Loomis Sayles Balanced Series

  A Fixed Account option is also available in states that have approved this option. (See "The Fixed Account" for more information.) Special limits apply
                                                        --------------------
to transfers of Contract Value to and from the Fixed Account.
-------------------------------------------------------------

  This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. The prospectus should be read carefully and retained for future reference.

  Certain additional information about the Contracts is contained in a Statement of Additional Information dated May 1, 1996, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information appears on page A- of this prospectus. The Statement of Additional Information is available without charge and may be obtained by writing to New England Securities Corporation ("New England Securities"), 399 Boylston St., Boston, Massachusetts 02116.

  New England Securities serves as principal underwriter for the Variable Account. New England Securities is a subsidiary of New England Mutual Life Insurance Company ("The New England"), the parent company of NEVLICO. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. See "The Company" for more information.

     THESE SECURITIES HAVE NOT  BEEN APPROVED OR DISAPPROVED BY THE
      SECURITIES  AND EXCHANGE COMMISSION  NOR HAS THE  COMMISSION
       PASSED  UPON THE ACCURACY OR ADEQUACY OF  THIS PROSPECTUS.
        ANY  REPRESENTATION  TO   THE  CONTRARY  IS  A  CRIMINAL
                                OFFENSE.

                  The date of this Prospectus is May 1, 1996.

  THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR THE NEW ENGLAND ZENITH FUND AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

  AN INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                           PAGE
                                                                           ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.........................  A-4
HIGHLIGHTS................................................................  A-5
EXPENSE TABLE.............................................................  A-9
HOW THE CONTRACT WORKS.................................................... A-15
THE COMPANY............................................................... A-16
THE VARIABLE ACCOUNT...................................................... A-16
INVESTMENTS OF THE VARIABLE ACCOUNT....................................... A-16
    Investment Advice..................................................... A-18
    Substitution of Investments........................................... A-18
GUARANTEED OPTION......................................................... A-18
THE CONTRACTS............................................................. A-18
    Purchase Payments..................................................... A-18
    Allocation of Purchase Payments....................................... A-19
    Contract Value and Accumulation Unit Value............................ A-20
    Payment on Death Prior to Annuitization............................... A-20
    Transfer Privilege.................................................... A-22
    Dollar Cost Averaging................................................. A-23
    Surrenders............................................................ A-23
    Systematic Withdrawals................................................ A-24
    Loan Provision for Certain Tax Benefited Retirement Plans............. A-25
    Suspension of Payments................................................ A-27
    Ownership Rights...................................................... A-27
    Requests and Elections................................................ A-27
    Ten Day Right to Review............................................... A-28
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER
 DEDUCTIONS............................................................... A-28
    Administration Charges................................................ A-28
    Mortality and Expense Risk Charge..................................... A-28
    Contingent Deferred Sales Charge...................................... A-29
    Premium Tax Charge.................................................... A-31
    Other Expenses........................................................ A-31
    Charges Under Contracts Purchased by Exchanging a Fund I, Preference
     or Zenith Accumulator Contract....................................... A-32
ANNUITY PAYMENTS.......................................................... A-33
    Election of Annuity................................................... A-33
    Annuity Options....................................................... A-33
AMOUNT OF VARIABLE ANNUITY PAYMENTS....................................... A-34
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS............................ A-35
FEDERAL INCOME TAX STATUS................................................. A-36
    Introduction.......................................................... A-36
    Taxation of the Company............................................... A-36
    Tax Status of the Contract............................................ A-37
    Taxation of Annuities................................................. A-37
    Qualified Contracts................................................... A-39
    Withholding........................................................... A-41
    Possible Changes in Taxation.......................................... A-41
    Other Tax Consequences................................................ A-41
    General............................................................... A-41
VOTING RIGHTS............................................................. A-42

                                                                            PAGE
                                                                            ----
DISTRIBUTION OF CONTRACTS.................................................. A-42
THE FIXED ACCOUNT.......................................................... A-43
    General Description of the Fixed Account............................... A-43
    Contract Value and Fixed Account Transactions.......................... A-43
FINANCIAL STATEMENTS....................................................... A-44
INVESTMENT EXPERIENCE INFORMATION.......................................... A-45
APPENDIX A: Consumer Tips.................................................. A-47
APPENDIX B: Contingent Deferred Sales Charge............................... A-48

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

  ACCOUNT--A sub-account of the Variable Account or the Fixed Account.

  ACCUMULATION UNIT--An accounting device used to calculate the Contract Value prior to annuitization.

  ACCUMULATION UNIT VALUE--The value of an Accumulation Unit, determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open. The Accumulation Unit Value of a sub-account reflects the net investment experience of the underlying Eligible Fund and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge.

  ADMINISTRATION ASSET CHARGE--A charge deducted daily from the assets of each sub-account of the Variable Account to cover the Company's cost of providing certain administrative services relating to the Contracts and the Variable Account. On an annualized basis, the charge equals .10% of daily net assets.

  ADMINISTRATION CONTRACT CHARGE--A charge deducted annually from the Contract Value in the Variable Account to cover the Company's cost of providing certain administrative services relating to the Contracts and the Variable Account. The charge is the lesser of 2% of the total Contract Value or $30.

  ANNUITANT--The person on whose life the Contract is issued.

  ANNUITIZATION--Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

  ANNUITY UNIT--An accounting device used to calculate the dollar amount of annuity payments.

  BENEFICIARY--The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract Owner is not a natural person) dies before annuitization of the Contract.

  CONTINGENT ANNUITANT--If designated in the application, the person who becomes the Annuitant under the Contract if the Annuitant dies prior to annuitization. A Contingent Annuitant must be designated for individually owned Contracts where the Contract Owner and Annuitant are not the same. The Contingent Annuitant must be a Contract Owner. The Contingent Annuitant cannot be changed after the death of the Annuitant.

  CONTINGENT DEFERRED SALES CHARGE--A charge deducted upon certain full and partial surrenders and applications of proceeds to certain annuity payment options, or, in certain circumstances, upon withdrawal of amounts that were applied to an annuity payment option. In addition, in states where the maximum maturity age permitted by law is less than 95, a Contingent Deferred Sales Charge may apply at the Maturity Date.

  CONTRACT DATE--The date shown as the Contract Date in the Contract.

  CONTRACT OWNER--The person so designated in the application or as subsequently changed.

  CONTRACT VALUE--On or before annuitization, the value obtained by multiplying the number of Accumulation Units credited to the Contract by the appropriate current Accumulation Unit Value. Under Contracts with the Fixed Account option, the Contract Value also includes the amount of Contract Value allocated to the Fixed Account.

  CONTRACT YEAR--A twelve month period commencing with the Contract Date and with each Contract anniversary thereafter.

  DEATH PROCEEDS (prior to annuitization)--The amount payable by the Company upon receipt of due proof of the death of the Contract Owner (or of the death of the first Contract Owner to die under a jointly owned Contract) and election of payment prior to annuitization. For a Contract that is not owned by an individual, the Death Proceeds are payable upon receipt of due proof of the death of the Annuitant (and election of payment) prior to annuitization. The Death Proceeds are guaranteed to be no less than the purchase payments made, adjusted for any previous surrenders. However, after the first seven Contract Years, a higher (but never a lower) guarantee may apply, depending on your Contract Value. In certain states, the Death Proceeds will be reduced by the applicable premium tax charge.

  ELIGIBLE FUNDS--The mutual fund portfolios in which the Variable Account invests. Eligible Funds currently available consist of 11 Series of the New England Zenith Fund. Purchase payments allocated to the Variable Account may be invested in shares of one or more of these Series, as described on pages
A-   to A-  .

  FIXED ACCOUNT--A part of the Company's general account to which net purchase payments may be allocated under certain Contracts. The Fixed Account provides guarantees of principal and interest. Special limits apply to transfers of Contract Value to and from the Fixed Account. See page A- .

  MORTALITY AND EXPENSE RISK CHARGE--A charge deducted daily from the assets of each sub-account of the Variable Account to compensate the Company for assuming certain mortality and expense risks under the Contracts. On an annualized basis, the charge equals 1.25% of daily net assets.

  MATURITY DATE--The date on which annuity payments are to commence, unless the Contract Owner applies the Contract Value to an annuity payment option at an earlier date. The Maturity Date will be the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

  PAYEE--Any person or entity entitled to receive payment in one sum or under an annuity payment option. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to payments upon death of the Contract Owner (or Annuitant, if the Contract is not owned in an individual capacity), and (iii) in the event of surrender or partial surrender of the Contract, the Contract Owner.

  PREMIUM TAX CHARGE--A charge to recover premium taxes which the Company pays to certain states.

  PURCHASE PAYMENTS--Amounts paid to the Company for investment in the Contract.

  SYSTEMATIC WITHDRAWALS--A method of distributing your Contract Value which involves a series of partial surrenders.

  TEN DAY RIGHT TO REVIEW--Within 10 days (or more if required by law) of your receipt of an issued Contract you may return it to the Company or its agent for cancellation. Upon cancellation of the Contract, the Company will return to you the Contract Value (or, if required by state law, all purchase payments made).

  VARIABLE ACCOUNT--A separate investment account of the Company designated as the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts, each of which invests in shares of one of the Eligible Funds.

  VARIABLE ANNUITY--An annuity providing for payments varying in amount in accordance with the investment experience of the assets of a separate investment account.

                                  HIGHLIGHTS

  This prospectus describes Contracts under which purchase payments are allocated to the Variable Account. If the Fixed Account is available under your Contract, you may allocate all or part of your purchase payments or transfer all or part of your Contract Value to that account. For a description of the Fixed Account, the rules regarding transactions which involve the Fixed Account (such as special restrictions on transfers of Contract Value to and from the Fixed Account), and the way in which the Fixed Account affects the Contract Value, see "The Fixed Account". You should review "The Fixed Account" carefully before allocating purchase payments or Contract Value to that account.

TAX DEFERRED VARIABLE ANNUITIES:

  Taxation of earnings under variable annuities is generally deferred until amounts are withdrawn or distributions made. The deferral of taxes on earnings under variable annuities is designed to encourage long-term personal savings and supplemental retirement plans.

THE CONTRACT:

  The American Growth Series is a variable annuity issued by the Company. The variable annuity provides for variable payments to commence at the Maturity Date. The Contract Owner may, however, surrender the Contract and apply the proceeds to an annuity payment option at an earlier date. Annuity payments generally are made on a monthly basis and will vary in amount according to the annuity payment option selected and the investment results of the underlying Eligible Fund(s). (See "Annuity Payments".)

PURCHASE PAYMENTS:

  Under current rules, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250, with the following exceptions. The Company will accept purchase payments as low as: $2,000 per year for Contracts issued in connection with individual retirement accounts under
Section 408(a) of the Code or individual retirement annuities under Section 408(b) of the Code (both referred to as "IRAs"); $50 per month for other types of retirement plans qualifying for tax benefited treatment under the Code and for which payments are made through a group billing arrangement (also known as a "list bill" arrangement); and $100 per month if you choose to have them withdrawn from your bank checking account or TNE Cash Management Trust account (a service is known as the Master Service Account arrangement). In the case of a Contract issued in exchange for a contract issued by New England Variable Annuity Fund I (a "Fund I contract"), New England Retirement Investment Account (a "Preference contract"), or The New England Variable Account (a "Zenith Accumulator contract") (each an "old contract"), the Company may consent to waive the minimum initial and subsequent purchase payment amounts to correspond with the terms of the old contract. The maximum purchase payment is $1,000,000, unless the Company consents to a higher amount. The Company reserves the right to limit purchase payments made in any Contract Year or in total under a Contract. No purchase payment may be made (1) within seven years prior to the Contract's Maturity Date (except under Contracts issued in Pennsylvania or New York), or (2) after a Contract Owner (or after the Annuitant, if the Contract is not owned in an individual capacity) reaches age
86. (See "Purchase Payments".) Contracts can be purchased through insurance agents of The New England who are registered representatives of New England Securities. They may also be purchased through registered representatives of broker-dealers that have selling agreements with New England Securities.

OWNERSHIP:

  The Contracts may be purchased and owned by an individual, an employer, a trust, a corporation, a partnership, a custodian or any entity specified in an eligible employee benefit plan. The Contracts are intended for use with the following retirement plans which offer Federal tax benefits: plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans"), certain annuity plans under Section 403(b) of the Code ("TSA Plans"), individual retirement accounts under Section 408(a) of the Code, individual retirement annuities under Section 408(b) of the Code (both referred to as "IRAs"), simplified employee pension plans and salary reduction simplified employee pension plans under Section 408(k) of the Code ("SEPs" and "SARSEPs"), eligible deferred compensation plans under Section 457 of the Code ("Section 457 Plans"), and governmental plans within the meaning of Section 414(d) of the Code ("Governmental Plans"). See "Retirement Plans Offering Federal Tax Benefits." The Contracts may not yet be available to all of the foregoing types of plans pending appropriate state approvals. The Contracts are not currently available to other plans, such as 401(k) plans or TSA Plans subject to ERISA that qualify for tax benefits under the Code.

  A Contract may have joint owners. If the Annuitant is not the Contract Owner and the Contract Owner is an individual, then the Contract Owner must be the Contingent Annuitant. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. Where a Contract is used to fund an IRA, the Contract Owner must be the Annuitant, and no Contingent Annuitant will be allowed.

  The Company relies on instructions from trustees and custodians, as Contract Owners, who may exercise certain rights under the Contracts on behalf of plan participants. In any event, references to "you" in this prospectus refer to the Contract Owner(s) or to plan participants who may be entitled to instruct their trustee or custodian with regard to the exercise of these rights. (See "Ownership Rights".)

INVESTMENT OPTIONS:

  You may allocate purchase payments to the Series of the New England Zenith Fund that are Eligible Funds under the Contracts, or to the Fixed Account (if available under your Contract). Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time.

  You may change your allocation of future purchase payments. It is the Company's position that, under current tax law, you may also transfer Contract Value between Eligible Funds without incurring federal income tax consequences. The Company reserves the right to limit the number and amount of transfers and charge a transfer fee. Currently the Company does not charge a transfer fee or limit the number of transfers prior to annuitization. However, special limits apply in situations which the Company determines involve "market-timing". (See "Transfer Privilege" for more information.) After variable annuity payments begin, the Company currently allows one transfer per year in total. Special limits apply to transfers of Contract Value to and from the Fixed Account. (See "The Fixed Account" for a description of transfers involving that account.) Currently, the Company's rules for transfers prior to annuitization generally require that the amount transferred to or from any sub-account must be at least $100. The maximum amount which can be transferred is $500,000 per transaction.

CHARGES:

  No sales charges are deducted from purchase payments before they are invested in the Contract. The Company currently imposes a premium tax charge under Contracts on the lives of Annuitants residing in states imposing premium taxes. Generally, the Company deducts any applicable premium tax charge from the Contract Value on the date when annuity payments begin. In South Dakota and Kentucky the Company deducts the premium tax charge at the earliest of: a full or partial surrender, annuitization or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision) due to the death of a Contract Owner (or Annuitant under a Contract not owned in an individual capacity). (See "Premium Tax Charge.") For assuming mortality and expense risks under the Contract, the Company deducts an amount equal to an annual rate of 1.25% of the daily net assets of the Variable Account. (See "Mortality and Expense Risk Charge.") The Company deducts an amount equal to an annual rate of .10% of the daily net assets of the Variable Account for administrative expenses and also imposes an annual administration charge against your Contract Value in the Variable Account, equal to the lesser of 2% of the total Contract Value (including any Contract Value in the Fixed Account) and $30. (The annual administration charge will be waived for any Contract Year in which the Contract Value reaches certain amounts established by the Company. In addition, the charge will not apply if the entire Contract Value is allocated to the Fixed Account. See "Administration Charges".)

  A Contingent Deferred Sales Charge will be imposed on certain full and partial surrenders and applications of proceeds to certain annuity payment options, or, in certain circumstances, on withdrawal of amounts that were applied to an annuity payment option. (See "Contingent Deferred Sales Charge.") In addition, a Contingent Deferred Sales Charge may apply at the Maturity Date under Contracts issued in Pennsylvania or New York, if at that time a purchase payment has been invested less than seven years. The Contingent Deferred Sales Charge is a maximum of 7% of each purchase payment made. In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

TEN DAY RIGHT TO REVIEW:

  Within 10 days (or more where required by state insurance law) after you receive the Contract you may return it to the Company or the Company's agent for cancellation. The Company will return to you the Contract Value (or, if required by state law or regulation, all purchase payments made). (See "Ten Day Right to Review" on page A- .)

PAYMENT ON DEATH:

  The Contract provides for a payment to the Beneficiary if the Contract Owner dies (or if a Contract Owner under a jointly owned Contract dies) prior to annuitization. (In the case of a Contract not owned in an individual capacity, the Death Proceeds will be paid if the Annuitant dies prior to annuitization.) The Death Proceeds are guaranteed not to be less than purchase payments made under the Contract, adjusted for any previous surrenders and, in certain states, reduced by a premium tax charge. However, on the seventh Contract Anniversary, and at seven year intervals thereafter until the Contract Owner's 76th birthday, the guaranteed minimum Death Proceeds payable are recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, the recalculation of the minimum Death Proceeds will be made at seven year intervals until the 71st birthday of the older Contract Owner.) The Death Proceeds payable will be the greater of the guaranteed minimum Death Proceeds amount applicable to the Contract and the current Contract Value. (See "Payment on Death Prior to Annuitization".)

SURRENDERS:

  Generally, you may surrender the Contract for all or a portion of the Contract Value by written request at any time prior to annuitization so long as, after a partial surrender, the remaining Contract Value is at least
$1,000. Under the Company's current rules, a partial surrender must be at least $100. (See "Surrenders". Special rules apply if the Contract is subject to a loan.) The Federal tax laws impose penalties upon, and in some cases prohibit, certain premature distributions from the Contracts before or after the date on which the annuity payments are to begin. (See "Federal Income Tax Status.") A Contingent Deferred Sales Charge will be imposed in connection with certain Contract surrenders and applications of proceeds to certain annuity payment options, or, in certain circumstances, upon subsequent withdrawal of amounts applied to an annuity payment option. Upon a full surrender, a pro rata portion of the annual $30 administration charge and, in certain states, a premium tax charge will also be deducted. In any Contract Year, an amount equal to the greater of (1) 10% of the Contract Value at the beginning of the Contract Year and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of the surrender may be surrendered without sales charge. (See "Contingent Deferred Sales Charge" for more information.)
-------------------------------------------------------------------------------

                                 EXPENSE TABLE

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchase Payments (as a percentage of
     purchase payments)..................................................    0%
    Maximum Contingent Deferred Sales Charge(2) (as a percentage of each
     purchase payment)...................................................    7%
    Transfer Fee(3)......................................................  $ 0
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4).....................  $30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(as percentage of average net assets)
    Mortality and Expense Risk Charge.................................... 1.25%
    Administration Asset Charge..........................................  .10%
                                                                          -----
        Total Separate Account Annual Expenses........................... 1.35%

                            NEW ENGLAND ZENITH FUND

                OPERATING EXPENSES FOR THE YEAR ENDED 12/31/95
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE CAP OR EXPENSE DEFERRAL)(6)

                         BACK BAY BACK BAY          LOOMIS LOOMIS
                         ADVISORS ADVISORS WESTPEAK SAYLES SAYLES  LOOMIS    DRAYCOTT
                           BOND    MONEY    VALUE   AVANTI SMALL   SAYLES  INTERNATIONAL
                          INCOME   MARKET   GROWTH  GROWTH  CAP   BALANCED    EQUITY
                          SERIES   SERIES   SERIES  SERIES SERIES  SERIES     SERIES
                         -------- -------- -------- ------ ------ -------- -------------
Management Fee..........      %        %        %       %      %       %           %
Other Expenses..........      %        %        %       %      %       %           %
                           ----     ----     ----    ----  -----    ----       -----
  Total Operating
   Expenses.............   .55%     .50%     .85%    .85%  1.00%    .85%       1.30%

                                                        SALOMON      SALOMON
                                                        BROTHERS     BROTHERS
                                  ALGER EQUITY VENTURE    U.S.    STRATEGIC BOND
                                     GROWTH     VALUE  GOVERNMENT OPPORTUNITIES
                                     SERIES    SERIES    SERIES       SERIES
                                  ------------ ------- ---------- --------------
Management Fee...................        %         %         %            %
Other Expenses...................        %         %         %            %
                                      ----      ----      ----         ----
  Total Operating Expenses.......     .90%      .90%      .70%         .85%

EXAMPLE (NOTE: The examples shown below are entirely hypothetical. Although they are based on the expenses shown in the expense tables above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(7)) For purchase payments allocated to each of the Series indicated:

                                              1 YEAR  3 YEARS 5 YEARS 10 YEARS
                                              ------- ------- ------- --------
   You would pay the following expenses on a
    $1,000 purchase payment assuming 1) 5%
    annual return on the underlying New
    England Zenith Fund Series and 2) that
    you surrender your Contract or that you
    elect to annuitize under a period
    certain option for a specified period of
    less than 15 years, at the end of each
    time period (a contingent deferred sales
    charge will apply at the end of 1 year,
    3 years and 5 years):
     Back Bay Advisors Bond Income..........  $       $        $        $
     Back Bay Advisors Money Market.........
     Westpeak Value Growth..................
     Loomis Sayles Avanti Growth............
     Loomis Sayles Small Cap................
     Loomis Sayles Balanced.................
     Draycott International Equity..........
     Alger Equity Growth....................
     Venture Value..........................
     Salomon Brothers U.S. Government.......
     Salomon Brothers Strategic Bond
      Opportunities.........................

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
   You would pay the following expenses on a
    $1,000 purchase payment assuming 1) 5%
    annual return on the underlying New
    England Zenith Fund Series and 2) that
    you do not surrender your Contract or
    that you elect to annuitize under a life
    contingency option, or under a period
    certain option for a minimum specified
    period of 15 years, at the end of each
    time period (no contingent deferred sales
    charge will apply)(8):
     Back Bay Advisors Bond Income...........  $      $        $        $
     Back Bay Advisors Money Market..........
     Westpeak Value Growth...................
     Loomis Sayles Avanti Growth.............
     Loomis Sayles Small Cap.................
     Loomis Sayles Balanced..................
     Draycott International Equity...........
     Alger Equity Growth.....................
     Venture Value...........................
     Salomon Brothers U.S. Government........
     Salomon Brothers Strategic Bond
      Opportunities..........................

--------
NOTES:
(1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value. The amount of the premium tax charge, if any, is generally deducted from the Contract Value on the date selected by the Contract Owner for the commencement of annuity benefits, and in two states is deducted at the earliest of: a full or partial surrender, annuitization, or payment of the Death Proceeds due to the death of the Contract Owner (or Annuitant if the Contract is not owned in an individual capacity). (See "Premium Tax Charge.")
(2) The Contingent Deferred Sales Charge applies to each purchase payment made and declines annually over the first seven year period the purchase payment is invested in the Contract until it reaches 0% for that purchase payment. Amounts subject to the Contingent Deferred Sales Charge will be determined by assuming that purchase payments are withdrawn (whether for a surrender or annuitization) on a "first in-first out" basis. An amount equal to the greater of (1) 10% of the Contract Value at the beginning of the Contract Year and (2) the excess of the Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge at the time of surrender may be surrendered without sales charge in any one Contract Year.
(3) The Company reserves the right to limit the number and amount of transfers and impose a transfer fee.
(4) This charge is not imposed after annuitization. As a percentage of the estimated average Contract Value in the Variable Account, this fee equals
        %, based on an estimated average Contract Value of approximately
    $       over the period from January 1, 1995 to December 31, 1995.
(5) These charges are not imposed after annuitization if annuity payments are made on a fixed basis.
(6) Total Operating Expenses are based on the amount of such expenses applied against assets at December 31, 1995, after giving effect to a voluntary expense cap or expense deferral. Total Operating Expenses for the Back Bay Advisors Bond Income, Back Bay Advisors Money Market, Westpeak Value Growth, and Loomis Sayles Avanti Growth Series are after giving effect to a voluntary expense cap. For each of these Series, TNE Advisers, Inc. ("TNE Advisers"), the Series' investment adviser, will bear those expenses (other than the management fee) that exceed 0.15% of average daily net assets. Without this cap or any other expense reimbursement arrangement, Total Operating Expenses for the Back Bay Advisors Bond Income, Back Bay Advisors Money Market, Westpeak Value Growth and Loomis Sayles Avanti
    Growth Series for the year ended December 31, 1995 would have been     %,
        %,     % and     %, respectively. For the Loomis Sayles Small Cap
    Series, Total Operating Expenses take into account a voluntary cap on expenses by TNE Advisers, which will bear all expenses that exceed 1.00% of average daily net assets. Absent this cap or any other expense reimbursement arrangement, Total Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1995 would have been
        %. For the six other Series shown, the Total Operating Expenses are after giving effect to a voluntary expense deferral. Under the deferral, expenses which exceed a certain limit are paid by TNE Advisers in the year they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: .70% of average daily net assets for the Salomon Brothers U.S. Government Series; .85% of average daily net assets for the Salomon Brothers Strategic Bond and Loomis Sayles Balanced Series; .90% of average daily net assets for the Venture Value and Alger Equity Growth Series; and 1.30% of average daily net assets for the Draycott International Equity Series. Absent the voluntary expense deferral, Total Operating Expenses for the Loomis Sayles Balanced, Draycott International Equity, Alger Equity Growth, Venture Value, Salomon Brothers U.S. Government and Salomon Brothers Strategic Bond Opportunities Series for
    the year ended December 31, 1995 would have been     %,     %,     %,
        %,     %, and     %, respectively. The expense cap and deferral
    arrangements are voluntary and may be terminated at any time. See attached prospectus for New England Zenith Fund for more complete information.
(7) In these examples, the average Administration Contract Charge of     % has
    been used. (See (4), above.)
(8) If you subsequently withdraw the commuted value of amounts placed under any of these options, the Company will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. The applicable portion of the Contingent Deferred Sales Charge will be based on the ratio of (1) the number of whole months remaining at the time of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when the proceeds were applied to the option, until the date when the Contingent Deferred Sales Charge would expire.

-------------------------------------------------------------------------------

  The preceding table lists the charges and expenses incurred with respect to purchase payments invested under the Contracts. The items listed include charges deducted from purchase payments, charges assessed against Variable Account assets, and charges deducted from the assets of each of the Eligible Funds. The examples assume that the entire purchase payment was allocated initially to a single sub-account without any subsequent transfers. The purpose of the table is to assist you in understanding the various costs and expenses you will bear, directly and indirectly, as a Contract Owner.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    NUMBER OF
                                                                   ACCUMULATION
                                        ACCUMULATION ACCUMULATION     UNITS
                                         UNIT VALUE   UNIT VALUE  OUTSTANDING AT
                                        AT BEGINNING  AT END OF   END OF PERIOD
                                         OF PERIOD      PERIOD    (IN THOUSANDS)
                                        ------------ ------------ --------------
Zenith Back Bay Advisors Money Market
 Sub-account
 04/ /95* to 12/31/95.................
Zenith Back Bay Advisors Bond Income
 Sub-account
 04/ /95* to 12/31/95.................
Zenith Loomis Sayles Avanti Growth
 Sub-account
 04/ /95* to 12/31/95.................
Zenith Loomis Sayles Small Cap
 Sub-account
 04/ /95* to 12/31/95.................
Zenith Loomis Sayles Balanced
 Sub-account
 04/ /95* to 12/31/95.................
Zenith Westpeak Value Growth
 Sub-account
 04/ /95* to 12/31/95.................
Zenith Draycott International Equity
 Sub-account
 04/ /95* to 12/31/95.................
Zenith Alger Equity Growth Sub-account
 04/ /95* to 12/31/95.................
Zenith Venture Value Sub-account
 04/ /95* to 12/31/95.................
Zenith Salomon Brothers U.S.
 Government Sub-account
 04/ /95* to 12/31/95.................
Zenith Salomon Brothers Strategic Bond
 Opportunities Sub-account
 04/ /95* to 12/31/95.................

--------
* Date on which the sub-account first became available.

                             HOW THE CONTRACT WORKS

   PURCHASE PAYMENT              CONTRACT VALUE           DAILY DEDUCTION FROM
                                                                 ASSETS

  . You can make a           . Payments are              . Mortality and
    one-time                   allocated to your           expense risk
    investment or              choice, within              charge of 1.25% on
    establish an               limits, of                  an annualized
    ongoing                    Eligible Funds              basis is deducted
    investment                 and/or the Fixed            from the Contract
    program,                   Account                     Value daily
    subject to the
    Company's                . The Contract Value        . Administration
    minimum and                reflects purchase           Asset Charge of
    maximum                    payments,                   0.10% on an
    purchase                   investment                  annualized basis
    payment                    experience,                 is deducted from
    guidelines                 interest credited           the Contract Value
                               on Fixed Account            daily
  ADDITIONAL PAYMENTS          allocations,
                               partial                   . Investment
  . Generally may              surrenders, and             advisory fees are
    be made at any             Contract charges            deducted from the
    time, (subject                                         Eligible Fund
    to Company               . The Contract Value          assets daily
    limits), but               invested in the
    no purchase                Eligible Funds is          ANNUAL CONTRACT FEE
    payments                   not guaranteed
    allowed (1)                                          . $30 Administration
    during the               . Earnings are                Contract Charge is
    seven years                accumulated free            deducted from the
    immediately                of any current              Contract Value in
    preceding the              income taxes (see           the Variable
    Maturity Date              page A- )                   Account on each
    (except under                                          anniversary while
    Contracts                . You may change the          the Contract is
    issued in                  allocation of               in-force, other
    Pennsylvania               future payments,            than under a
    or New York),              within limits, at           Payment Option.
    or (2) after a             any time                    (May be waived for
    Contract Owner                                         certain large
    (or the                  . Prior to                    Contracts.) A pro
    Annuitant, if              annuitization, you          rata portion is
    not owned in               may transfer                deducted on full
    an individual              Contract Value              surrender and at
    capacity)                  among accounts,             the Maturity Date.
    reaches age                currently free of
    86.                        charge. (Special              SURRENDER CHARGE
                               limits apply to
  . Minimum $250               the Fixed Account         . Consists of
                               and to situations           Contingent
         LOANS                 that involve                Deferred Sales
                               "market timing".)           Charge based on
  . The Company                                            purchase payments
    intends to               . Allocations of              made (see pages A-
    make loans                 payments and                to A- )
    available to               transfers of
    participants               Contract Value are          PREMIUM TAX CHARGE
    of certain tax             limited in that
    qualified                  Contract Value may        . Where applicable,
    pension plans              not be allocated            is deducted from
    (see page A- )             among more than             the Contract Value
                               ten accounts                when annuity
      SURRENDERS               (including the              benefits commence
                               Fixed Account) at           (and, in certain
  . Up to the                  any time.                   states, at the
    greater of:                                            earliest of: full
    10% of the                                             or partial
    Contract Value                                         surrender,
    at the                                                 annuitization or
    beginning of                                           payment of the
    the Contract                                           Death Proceeds due
    Year, and the                                          to the death of a
    excess of the                                          Contract Owner or,
    Contract Value                                         if applicable, of
    over purchase                                          the Annuitant.)
    payments that             RETIREMENT BENEFITS
    are subject to
    the Contingent           . Lifetime income
    Deferred Sales             options
    Charge on the
    date of                  . Fixed and/or
    surrender can              variable payout
    be withdrawn               options
    each year
    without
    incurring a              . Retirement                 ADDITIONAL BENEFITS
    Contingent                 benefits may be
    Deferred Sales             taxable                   . You pay no taxes
    Charge,                                                on your investment
    subject to any           . Premium tax charge          as long as it
    applicable tax             may apply                   remains in the
    law restrictions                                       Contract

  . Surrenders may                                       . Contract may be
    be taxable                                             surrendered at any
                                                           time for its
  . Prior to age                                           Contract Value,
    59 1/2 a 10%                                           less any applicable
    penalty tax                                            Contingent Deferred
    may apply                                              Sales Charge,
                                                           subject to any
  . Premium tax                                            applicable tax
    charge may                                             law restrictions
    apply
                                                         . Contingent
                                                           Deferred Sales
    DEATH PROCEEDS                                         Charge may be
                                                           waived upon
  . Guaranteed not                                         evidence of
    to be less                                             terminal illness,
    than your                                              confinement to a
    total purchase                                         nursing home, or
    payments                                               permanent and
    adjusted for                                           total disability,
    any prior                                              if this benefit is
    surrenders                                             available in your
    (and, where                                            state.
    applicable,
    net of premium
    tax charges)
  . Death proceeds
    pass to the
    beneficiary
    without probate
  . Death proceeds
    may be taxable
  . Premium tax
    charge may apply

                                  THE COMPANY

  The Company was organized as a stock life insurance company in Delaware in 1980 and is authorized to operate in all states, the District of Columbia and Puerto Rico. The Company's Home Office is in Wilmington, Delaware and its Administrative Office is at 501 Boylston Street, Boston, Massachusetts 02116.

  The Company is a wholly-owned subsidiary of The New England, which was organized in Massachusetts in 1835. The New England is the oldest chartered mutual life insurance company in the United States. On December 31, 1995, The
New England had over $   billion of assets and approximately $   billion of
life insurance in force. As of December 31, 1995, The New England and its
affiliates had over $   billion in assets under management.

  The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until [ ] 1996. If the merger is consummated, the Company will become an indirect wholly-owned subsidiary of MetLife. The Company is not expected to be affected by the merger except to the extent that assets of The New England may be transferred to the Company in connection with consummation of the merger.

                             THE VARIABLE ACCOUNT

  The Variable Account was established by the Company as a separate investment account under Delaware law on July 1, 1994, and is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a "separate account" under Federal securities laws. Beginning in 1996, the Variable Account is expected to support other variable annuity contracts besides the Contracts.

  Applicable law provides that the assets in the Variable Account equal to the reserves and other contract liabilities of the Variable Account shall not be chargeable with liabilities arising out of any other business the Company may conduct. The Company believes this means that the assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors and may only be used to support the Contract Values under the Contracts and the other variable annuity contracts supported by the Variable Account. The income and realized and unrealized capital gains or losses of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  Purchase payments are allocated to the sub-accounts of the Variable Account that you elect. The value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund in which each of your selected sub-accounts invests. The Company does not guarantee the investment performance of the Variable Account. Thus, you bear the full investment risk for all amounts contributed to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, according to the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer your Contract Value among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series seeks the highest possible level of current income consistent with preservation of capital. The Back Bay Advisors Money Market Series invests in a variety of high quality money market instruments.

BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series' investment objective is to provide a high level of current income consistent with protection of capital and moderate investment risk through investment primarily in U.S. Government and corporate bonds.

WESTPEAK VALUE GROWTH SERIES

  The Westpeak Value Growth Series seeks long-term total return (capital appreciation and dividend income) through investment primarily in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

LOOMIS SAYLES AVANTI GROWTH SERIES

  The Loomis Sayles Avanti Growth Series seeks long-term growth of capital. The Series normally will invest primarily in equity securities of companies with medium and large capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series seeks long-term capital growth from investments in common stocks or their equivalent. The Series invests primarily in stocks of small capitalization companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios, and have strong balance sheets and cash flow.

LOOMIS SAYLES BALANCED SERIES

  The Loomis Sayles Balanced Series seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities. Under normal conditions, the Series will invest at least 25% of its assets in bonds and at least 50% of its assets in common stocks.

DRAYCOTT INTERNATIONAL EQUITY SERIES

  The Draycott International Equity Series seeks total return from long-term growth of capital and dividend income. The Series will invest primarily in common stocks of issuers either headquartered outside the U.S. or deriving a substantial part of their revenues from countries outside of the U.S.

ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series' investment objective is long-term capital appreciation. The Series seeks to achieve its investment objective by investing primarily in a diversified, actively managed portfolio of equity securities, with the majority of issuers having a total market capitalization of $1 billion or greater.

VENTURE VALUE SERIES

  The Venture Value Series' investment objective is growth of capital. The Series will primarily invest in domestic common stocks (and securities convertible into common stock) that have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. The Series will invest primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, to the extent allowed by state insurance law, derivative securities such as collateralized mortgage obligations backed by such securities.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series seeks a high level of total return consistent with preservation of capital. Assets will be allocated primarily among U.S. Government obligations, mortgage backed securities, domestic corporate debt and international debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) (or unrated but deemed to be of equivalent quality in the subadviser's judgement) and domestic corporate debt and international debt securities rated below investment grade. Depending on market conditions, the Series may invest without limit in below investment grade fixed-income securities. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

INVESTMENT ADVICE

  TNE Advisers, Inc., a subsidiary of The New England, serves as investment adviser for the Eligible Funds. Each of these Eligible Funds also has a subadviser. The Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series receive investment subadvisory services from Back Bay Advisors, L.P., an indirect subsidiary of The New England. The Westpeak Value Growth Series receives investment subadvisory services from Westpeak Investment Advisors, L.P., an indirect subsidiary of The New England. The Loomis Sayles Avanti Growth Series, Loomis Sayles Small Cap Series and Loomis Sayles Balanced Series receive investment subadvisory services from Loomis Sayles & Company, L.P., an indirect subsidiary of The New England. The Draycott International Equity Series receives investment subadvisory services from Draycott Partners, Ltd., an indirect subsidiary of The New England. The Alger Equity Growth Series receives investment subadvisory services from Fred Alger Management, Inc. The Venture Value Series receives investment subadvisory services from Davis Selected Advisers, L.P. The Salomon Brothers U.S. Government Series and Salomon Brothers Strategic Bond Opportunities Series receive investment subadvisory services from Salomon Brothers Asset Management. More complete information on each Series of the New England Zenith Fund (the "Zenith Fund") is contained in the attached Zenith Fund prospectus, which you should read carefully before investing, as well as in the Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Series is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another Eligible Fund or Funds without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission.

                               GUARANTEED OPTION

  Purchase payments may also be allocated to the Fixed Account in states that have approved the Fixed Account option. The Fixed Account is a part of the Company's general account and provides guarantees of principal and interest. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

  The Contracts provide that your purchase payments will be invested by the Company in the Eligible Fund(s) you select and that, after the Maturity Date, the Company will make variable annuity payments on a monthly basis unless you elect otherwise. You assume the risk of investment gain or loss because the value of your Contract before annuitization and, in the case of a variable payment option, the annuity payments after annuitization, will vary with the investment performance of the Eligible Funds in which your Contract is invested.

PURCHASE PAYMENTS

  The minimum initial purchase payment currently required is $5,000, and the minimum subsequent purchase payment is $250, with the following exceptions. The Company will accept purchase payments as low as: $2,000 per year for Contracts issued in connection with individual retirement accounts under Section 408(a) of the Code or individual retirement annuities under Section 408(b) of the Code (both referred to as "IRAs"); $50 per month for other types of retirement plans qualifying for tax benefited treatment under the Code and for which payments are made through a group billing arrangement (also known as a "list bill" arrangement); and $100 per month if you choose to have them withdrawn from your bank checking account or TNE Cash Management Trust account. (This service is known as the Master Service Account arrangement.) In the case of a Contract issued in exchange for a Fund I, Preference or Zenith Accumulator contract, the Company may consent to waive the minimum initial and subsequent purchase payment amounts to correspond with the terms of the old contract. The Company reserves the right to limit purchase payments made under a Contract. The Company currently reserves the right not to accept any purchase payment that, when combined with the Contract Value under all Contracts owned by a single Contract Owner, would exceed $1,000,000. Under its current rules, in no event will the Company accept a purchase payment that, when combined with the Contract Value under all Contracts owned by a single Contract Owner, would exceed $2,000,000. If a Contract Owner selects a single purchase payment Contract in the application, the Company reserves the right not to accept any additional purchase payments. If a Contract Owner selects a flexible purchase payment Contract in the application, the Company reserves the right to limit purchase payments in any Contract Year to three times the amount shown in the application.

  No purchase payments may be made (1) within seven years prior to the
  --------------------------------------------------------------------
Contract's Maturity Date (except under contracts issued in Pennsylvania or New
------------------------------------------------------------------------------
York), or (2) after a Contract Owner (or the Annuitant, if the Contract is not
------------------------------------------------------------------------------
owned in an individual capacity) reaches age 86.
------------------------------------------------

  The Company will determine whether to approve applications for new Contracts, and will apply initial purchase payments under new Contracts, not later than two business days after a completed application (including the initial purchase payment) is received at the Company's Administrative Office. If an application is not complete upon receipt, the Company will apply the initial purchase payment not later than two business days after it is completed. If an incomplete application is not completed within five days after the Company receives it, however, the Company will inform the applicant of the reasons for the delay and will refund any purchase payment unless the applicant agrees to have the Company retain the purchase payment until the application is completed. The Company reserves the right to reject any application.

  Exchange Offer. An owner of a Fund I, Preference or Zenith Accumulator
  --------------
contract may exchange an old contract for an American Growth Series Contract (a "new contract"), provided that the owner's age does not exceed the Company's maximum age at issue, and the Contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract. The Company may consent to waive the minimum initial and subsequent purchase payment amount to correspond to the terms of the old contract. The contract value of the old contract as of the date the exchange is effected will be credited as the initial purchase payment to the new contract for purposes of certain administrative rules and Contract benefits. No charges will be deducted at the time of exchange. See "Charges Under Fund I, Preference and Zenith Accumulator Contracts" for a comparison of the charges under the old contracts and the new contracts.

  The American Growth Series Contract provides an enhanced death benefit, more options than offered by the Zenith Accumulator contract under the systematic withdrawal feature, and access to an assortment of investment options that differs from those currently available under the old contracts. For more information, see "Payment at Death Prior to Annuitization", "Systematic Withdrawals", "Investments of the Variable Account" and "Charges Under Contracts Purchased by Exchanging a Fund I, Preference or Zenith Accumulator Contract." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." In specified circumstances of Contract Owner illness or disability, the Company will waive the contingent deferred sales charge on an American Growth Series contract, a benefit that is not available under the Zenith Accumulator contract. For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

  The American Growth Series Contract is issued by the Company, whereas the old contracts were issued by The New England. Although The New England is the parent of the Company, it does not guarantee the obligations of the Company.

ALLOCATION OF PURCHASE PAYMENTS

  Purchase payments are converted into Accumulation Units of the sub-accounts you select (subject to the limitation that the Contract Value may be allocated among no more than 10 accounts, including the Fixed Account, at any time). The number of Accumulation Units of each sub-account to be credited to the Contract is determined by dividing the net purchase payment by the Accumulation Unit Value for the selected sub-accounts next determined following receipt of the purchase payment at the Company's Administrative Office (or, in the case of the initial purchase payment, next determined following approval of the Contract application. In the case of an initial purchase payment to be made by exchanging another variable annuity contract issued by the Company, the payment will be applied using the Accumulation Unit Value next determined following approval of the Contract application and receipt of the proceeds of the other variable annuity contract.)

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

  The value of a Contract is determined by multiplying the number of Accumulation Units credited to the Contract by the appropriate Accumulation Unit Values. As described below, the Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects fees and expenses borne by the Eligible Fund as well as charges assessed against subaccount assets. The Accumulation Unit Value of each sub-account was set at $1.00 on or about the date on which shares of the corresponding Eligible Fund were first publicly available. The Accumulation Unit Value is determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the previous determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.35% of the average daily net asset value of the sub-account. The net investment factor may be greater or less than one. The formula for determining the net investment factor is described under the caption "Net Investment Factor" in the Statement of Additional Information.

  Under a Contract with the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account".) Under a Contract that permits Contract loans, the total Contract Value also includes the amount of the Contract Value transferred to the Company's general account (but outside of the Fixed Account) as a result of a loan and any interest credited on that amount. Interest earned on the amount held in the general account as a result of a loan will be credited to the Contract's sub-accounts at least annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. (See "Loan Provision for Certain Tax Benefited Retirement Plans".)

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

  The Contract's Death Proceeds are payable to the Beneficiary if the Company receives due proof of the death, prior to annuitization, of: (1) the Contract Owner, (2) the first Contract Owner to die, in the case of a Contract with joint owners, or (3) the Annuitant, in the case of a Contract that is not owned in an individual capacity. (In situation (2) above, if there is no named Beneficiary, the Death Proceeds will be paid to the surviving Contract Owner.)

  The Contract's Death Proceeds at any time are the greater of the current Contract Value and the applicable guaranteed minimum Death Proceeds amount. For this purpose, the current Contract Value is the value next determined after the later of the date when due proof of death is received at the Administrative Office and the date when an election of payment in one sum or under an annuity payment option is received at the Administrative Office. Death proceeds will be reduced by the amount of any outstanding loan plus accrued interest. (See "Loan Provision for Certain Tax Benefited Retirement Plans.") In certain states, the Death Proceeds payable will be reduced by the applicable premium tax charge.

  At the inception of the Contract, the guaranteed minimum Death Proceeds
                                        ------------------
amount is equal to your initial purchase payment. Thereafter, until the seventh Contract Anniversary, any subsequent purchase payment will immediately increase your guaranteed minimum Death Proceeds amount by the amount of the purchase payment. Any partial surrender will immediately decrease your guaranteed minimum Death Proceeds by the percentage of the Contract Value being withdrawn.

  On the seventh Contract Anniversary, and every seventh year anniversary thereafter until the Contract Owner's (or, if applicable, the Annuitant's) 76th birthday, the guaranteed minimum Death Proceeds payable under the
                   ------------------
Contract are recalculated to determine whether a higher (but never a lower) guarantee will apply. (For a jointly owned Contract, this recalculation is made every seven years until the 71st birthday of the older Contract Owner.) The purpose of the recalculation is to give you the benefit of any positive investment experience under your Contract. Your Contract's previous investment experience can cause the guaranteed minimum Death Proceeds amount to increase
-----------------------------------------------------------------------------
on the recalculation date, but cannot cause it to decrease. The guaranteed
--------------------------------------------------------------------------
minimum determined on a recalculation date is the larger of:
------------------------------------------------------------

  (a) the guaranteed minimum Death Proceeds amount that applied to your Contract just before the recalculation; and

  (b) the Contract Value on the date of the recalculation.

The new guaranteed minimum Death Proceeds amount applies to your Contract
        ------------------
until the next recalculation date, or until you make a purchase payment or surrender. In that case, the same adjustment will be made to the guaranteed minimum Death Proceeds amount as is made during the first seven years.

-------------------------------------------------------------------------------

 Example: Assume that a Contract is issued with a $10,000 purchase payment on 5/1/95. No further purchase payments are made and, during the first seven Contract Years, no partial surrenders are made. During the first seven Contract Years, the guaranteed minimum Death Proceeds amount is $10,000. Assume that on the Contract Anniversary on 5/1/02, the Contract Value is $25,000. The minimum guaranteed Death Proceeds amount is reset on that date to $25,000.

     Assume that the Contract Value increases to $27,000 by 1/1/03, and that you request a partial surrender of 20% of your Contract Value, or $5,400, on that date. The guaranteed minimum Death Proceeds amount immediately following the partial surrender is $20,000 [$25,000 -
      .20($25,000)].

     Assume that on 6/15/03 the Contract Value has decreased to $18,000. The guaranteed minimum Death Proceeds amount remains at $20,000 and the Death Proceeds payable on 6/15/03 are $20,000.

-------------------------------------------------------------------------------

  Under Exchanged Contracts. The initial guaranteed effective minimum Death
  --------------------------
Proceeds amount under a Contract issued in exchange for the Fund I, Preference or Zenith Accumulator variable annuity contracts issued by The New England will be the greater of the minimum death benefit that applied to the exchanged contract on the effective date of the exchange and the amount paid into the American Growth Series Contract at issue. (See "Purchase Payments--Exchange Offer".) The guaranteed minimum will be recalculated on each seven-year anniversary of the effective date of the exchange.

  Options for Death Proceeds. The Death Proceeds will be paid in a lump sum or
  ---------------------------
will be applied to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options under the Contract are not available for the Death Proceeds.) The Contract Owner may elect the form of payment during his or her lifetime (or during the Annuitant's lifetime, if the Contract is not owned in an individual capacity). Such an election, particularly in the case of Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. If the Contract Owner has not made such an election, the Beneficiary may elect payment in a single sum, or certain payment options that begin within one year of the date of death, or may apply the Death Proceeds to the Beneficiary Continuation provision, described below. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws. However, if the Beneficiary does not make an election within 90 days after receipt by the Company of due proof of the Contract Owner's (or Annuitant's where applicable) death, the Death Proceeds will be held within the Contract under the Beneficiary Continuation provision.

  Contracts which are not used with a tax-qualified plan provide, as required by the Code, that all of the Death Proceeds must be distributed within five years after the death of a Contract Owner (or, if applicable, of the Annuitant), or applied to a payment option payable over the life (or over a period not extending beyond the life expectancy) of the Beneficiary, and the payment option payments must start within one year of the date of death. If a Contract Owner (or, if applicable, the Annuitant) dies on or after annuitization, the remaining interest in the Contract must be distributed at least as quickly as under the method of distribution in effect on the date of death. There are comparable rules for distributions on the death of the Annuitant under tax benefited retirement plans. See "Federal Income Tax Status--Qualified Contracts--Distributions from the Contract."

  As described in the preceding paragraph, the Code permits payment of the Death Proceeds to be deferred for a maximum period of five years from the date of death of a Contract Owner (or, if applicable, of the Annuitant) if such Owner (or Annuitant) dies before annuitization of the Contract. Under the Beneficiary Continuation provision, unless the Beneficiary or Beneficiaries elect payment of the Death Proceeds in a single sum within 90 days after the Company receives due proof of death, or apply the Death Proceeds to a permitted payment option within one year of the date of death, the Death Proceeds will be held in the Contract and the Contract will be continued for the maximum five year period, for each Beneficiary whose share of the Death Proceeds meets the Company's published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts). For any Beneficiary whose share of the Death Proceeds does not meet the published minimum, the proceeds will be paid in a single sum if no election has been made within the 90 day period described above. The Contract may not be continued for any Beneficiary whose share of the Death Proceeds does not meet the minimum. If the Contract is continued under the Beneficiary Continuation provision, the Death Proceeds (reduced by any applicable premium tax charge) become the Contract Value on the date the continuation is effected, and will be allocated among the accounts in the same proportion as the Contract Value on that date. If the Contract is continued, each Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No guaranteed
                                                                    ----------
minimum Death Proceeds amount or Contingent Deferred Sales Charge will apply
-------
once the Contract is continued by the Beneficiary or Beneficiaries. Each Beneficiary's death benefit will equal his or her share of the Contract Value on the date when due proof of his or her death is received at the Administrative Office. At the end of the period for which the Contract is continued (five years from the date of death of the Contract Owner or, if applicable, of the Annuitant), the Company will pay the Contract Value to the Beneficiaries.

  --Special Options for Spouses. Under the Spousal Continuation provision, the
  ------------------------------
Contract may be continued after the death of a Contract Owner in certain spousal arrangements. First, if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, then upon the death of one Contract Owner prior to annuitization under the Spousal Continuation provision, the other may elect to continue the Contract rather than receive the Death Proceeds. In addition, if only one spouse is the Contract Owner and the other spouse is the Beneficiary, the surviving Beneficiary can elect to continue the Contract in the event of the Contract Owner's death. In either of these situations, the surviving spouse may elect to receive the Death Proceeds (either in one sum or under a permitted payment option) or apply the Death Proceeds to continue the Contract under the Beneficiary Continuation provision, or may elect to forego the Death Proceeds and instead continue the Contract under the Spousal Continuation provision with the spouse as the Contract Owner. However, if the surviving spouse does not make an election within 90 days after the Company receives due proof of death, the Contract will automatically be continued under the Spousal Continuation provision with the result that the surviving spouse will forego the right to receive the Death Proceeds at that time. All terms and conditions of the Contract that applied prior to the death will apply to a Contract continued under the Spousal Continuation provision, except that the Maturity Date will be reset, if necessary, based on the age of the surviving spouse. Spousal Continuation will not be available if the reset Maturity Date would be greater than the Company's permitted maximum. Except under Contracts issued in New York or Pennsylvania, if the reset Maturity Date would be less than seven years after the date of the most recent purchase payment made, no Contingent Deferred Sales Charge will apply under the Contract.

TRANSFER PRIVILEGE

  It is the position of the Company that you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account in an attempt to limit the Contract Owner's incidents of ownership in the assets used to support the Contract. See "Tax Status of the Contract--Diversification."

  The Company currently does not charge a transfer fee or limit the number of transfers prior to annuitization. The Company reserves the right to limit transfers and to charge a transfer fee. Currently all transfers prior to annuitization are subject to a maximum of $500,000 per transfer. Currently the Company's rules for transfers prior to annuitization require that the amount transferred to or from any sub-account must be at least $100. (If the full amount of Contract Value in a sub-account is less than $100, the amount may be transferred to a sub-account in which Contract Value is already invested, or it may be transferred to any sub-account if it is transferred in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.) After variable annuity payments begin, the Company currently allows one transfer per Contract year. In applying the $500,000 limit, the Company will treat as one transfer all transfers requested by a Contract Owner on the same day for all Contracts he or she owns. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by the Company. Transfers will be made at the Accumulation Unit Values next determined after the request is received. However, Contract Owners should be aware that because transfer limitations may prevent you from making a transfer on the date you want to, your future Contract Value may be lower than it would have been had the transfer been made on the desired date.

  For transfers that the Company determines to be based on "market-timing" (e.g., transfers under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are in the Company's determination based on the recommendation of a common investment adviser or broker/dealer), the current transfer limitation prior to annuitization is one transfer every 30 days, each transfer subject to a maximum of $500,000. In applying the limitation of one $500,000 transfer every 30 days, the Company will treat as one transfer all transfers requested under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in the Company's determination, based on the recommendation of a common investment adviser or broker/dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by the Company. If a transfer is executed under one Contract and, within the next 30 days, a transfer request for another Contract is determined by the Company to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by the Company. (In order for it to be executed, it would need to be requested again after the 30-day period and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total no more than $500,000).

  The Company's interest in applying these limitations on the maximum number and size of transfers is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. The Company has determined that the actions of Contract Owners engaging in significant transfer activity among sub-accounts may cause an adverse effect on the performance of the underlying Eligible Funds. The movement of significant sub-account values from one sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because it must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Eligible Fund transaction costs which must be indirectly borne by Contract Owners.

  The foregoing limitations on transfers that the Company determines to be based on market-timing do not apply to Contracts issued in New York. Under such Contracts, however, transfers can be made under Power of Attorney only with Company consent.

  Contract Owners will be notified, in advance, if a transfer fee or limits on the number of transfers will be imposed, or of any change in any transfer fee or limitation on the number or amount of transfers.

  See "Requests and Elections" for information regarding transfers made by written request and by telephone.

  For special rules regarding transfers involving the Fixed Account, see "The Fixed Account". Transfers out of the Fixed Account are limited as to amount.
                ------------------------------------------------------------

  Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. Transfer requests not complying with this rule will not be processed.

DOLLAR COST AVERAGING

  The Company offers an automated transfer privilege referred to here as dollar cost averaging. Under this feature you may request that an amount of your Contract Value be transferred on the same day each month, prior to annuitization, from any one account of your choice (including the Fixed Account, subject to the limitations on transfers out of the Fixed Account) to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account), subject to the limitation that Contract Value may not be allocated to more than 10 accounts, including the Fixed Account, at any time. Currently, a minimum of $100 must be transferred to each account that you select under this feature. If a transfer fee is imposed, transfers made under the dollar cost averaging program will be counted against the number of transfers per year permitted free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A.)

SURRENDERS

  Prior to annuitization, you may surrender your Contract for all or part of the Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value reduced by the following amounts:

  . any applicable Contingent Deferred Sales Charge;

  . a pro rata portion of the Administration Contract Charge (on a full surrender only);

  . a premium tax charge (in certain states only);

  . any outstanding loan plus accrued interest.

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these reductions and when they apply.

  Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract. No surrender is permitted in connection with a Contract issued pursuant to the Optional Retirement Program of the University of Texas System prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education. In addition, Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax. (See "Federal Income Tax Status".) Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before taking a distribution from the Contract.

  To surrender, you must submit a request in proper form to the Company's Administrative Office. (See "Requests and Elections".) If you are seeking a waiver of the Contingent Deferred Sales Charge due to terminal illness, confinement to a nursing home or permanent and total disability, the request must include satisfactory evidence of one of these conditions. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions".) If you wish to apply the proceeds to a payment option, you must
              ---------------------------------------------------------------
indicate that in your surrender request; otherwise you will receive the
-----------------------------------------------------------------------
proceeds in a lump sum and may be taxed on them as a full distribution. The
-----------------------------------------------------------------------
surrender request must be received at the Administrative Office before the earlier of the Maturity Date and a Contract Owner's death (or, for Contracts not owned in an individual capacity, before the Annuitant's death). Surrender proceeds will normally be paid within seven days after receipt of a request in proper form at the Administrative Office, but payment may, by law, be delayed under certain circumstances. (See "Suspension of Payments".)

  The amount of the surrender proceeds will be based on the Accumulation Unit Values that are next determined after the complete surrender request is received at the Administrative Office; however, if you choose to apply the surrender proceeds to a payment option, the surrender proceeds will be based on Accumulation Unit Values determined on a later date if you so specify in your request. Company consent is required if the amount of a partial surrender is less than the Company's published minimum, which is currently $100. After a partial surrender, the remaining Contract Value must be at least $1,000, unless the Company consents to a lower amount or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless the Company consents to a lesser amount). Otherwise, at your option, either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts in proportion to the amount of your Contract Value in each sub-account, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

  The Systematic Withdrawal feature available in connection with the Contract allows you to have a portion of the Contract Value withdrawn automatically on a monthly basis prior to annuitization. You can elect to withdraw each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract. Currently a withdrawal must be a minimum of $100; if you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. The Company reserves the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, the withdrawal will be processed on the next business day. The Contingent Deferred Sales Charge will apply to amounts received under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge".) If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, the Systematic Withdrawal will be canceled effective as of the next monthly withdrawal date; however, at your option, the Company will resume Systematic Withdrawals on the following monthly withdrawal date (that is, the second monthly withdrawal date after the purchase payment or partial surrender). The amount of the Systematic Withdrawals will be adjusted to reflect the purchase payment or partial surrender. Continuing to make purchase payments under the Contract while you are making Systematic Withdrawals means that you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments; however, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn. The Federal tax laws may include systematic withdrawals in the Contract Owner's gross income in the year in which the withdrawal occurs and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. Additional terms and conditions for the systematic withdrawal program are set forth in the application for the program.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

  The Company intends to make Contract loans available to participants under TSA Plans that are not subject to ERISA and to trustees of Qualified Plans. Availability of Contract loans will be subject to state insurance department approval.

  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Section 401(a) or 403(a). YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

  It is the responsibility of the trustee of a Qualified Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement, the terms of which comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. Therefore, the plan loan agreement may differ from the Contract loan provisions and, if you are a participant in a Qualified Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations contain requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in tax penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations, and it is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by the portion of the Contract Value which is held in the Company's general account as a result of the loan. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

  The amount of any loan may not exceed the maximum loan amount as determined under the Company's maximum loan formula. The effect of a loan on your Contract is that a portion of the Contract Value equal to the amount of the loan will be transferred to the Company's general account and will earn interest (which is credited to the Contract), currently at the effective rate of 4 1/2% per year. This earned interest will be credited to the Contract's sub-accounts (and, if available under your Contract, to the Fixed Account) annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on the Company's interpretation of applicable law and on the Company's administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. The Company may also establish a minimum loan amount. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on the Contract Value and death proceeds.

  The Company will not permit more than one loan at a time on any Contract except where state regulators require otherwise. In addition, the Code provides that the total amount of loans under all your retirement plans may not at any one time exceed $50,000 less the highest outstanding loan balance in the preceding 12 months, subject, however, to a smaller maximum if applicable, of the greater of (1) $10,000, or (2) 50% of the value of your nonforfeitable, accrued benefits. Loans must be repaid within 5 years except for certain loans used for the purchase of a principal residence, which must be repaid within 20 years. Repayment of the principal amount and interest on the loan will be required in equal monthly installments by means of repayment procedures established by the Company. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code. Under current practice, if a Contract loan installment repayment is not made, the Company may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan or, if there is a default on the Contract loan, in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). (A default on the loan is defined in the loan application and includes among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) An installment repayment of less than the amount billed will not be accepted. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, the Company will report the surrender to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued proposed regulations in December of 1995, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t) and the excise tax on excess distributions under Section 4980A. However, a deemed distributuion under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  Partial surrenders will be restricted by the existence of a loan and, after any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless the Company consents to a lesser amount). If a partial surrender by the Company to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, the Company reserves the right to surrender the entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to the Company under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), the Company has the right to terminate the Contract.

  Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the sub-accounts (and, if available under your Contract, in the Fixed Account) in proportion to the Contract Value then in each sub-account (and in the Fixed Account). If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment will have to be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, a repayment will be allocated to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

  The amount of the death proceeds, the amount payable upon surrender of the Contract and the amount applied on the Maturity Date to provide annuity payments will be reduced by the amount of any outstanding Contract loan plus accrued interest.

  The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. The Company strongly recommends that you, your employer and your plan fiduciary consult a qualified tax adviser regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  The Company will provide further information regarding loans upon request.

SUSPENSION OF PAYMENTS

  The Company reserves the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

OWNERSHIP RIGHTS

  During the Annuitant's lifetime, all rights under the Contract belong solely to the Contract Owner unless otherwise provided. These rights include the right to change the Beneficiary, to change the payment option, to assign the Contract (subject to the restrictions referred to below), and to exercise all other rights, benefits, options and privileges conferred by the Contract or allowed by the Company. Transfer of ownership of the Contract under an ERISA "Pension Plan" to a non-spousal beneficiary may require spousal consent.

  Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and are, therefore, subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in the Contract. Thus, the tax consequences of the purchase of the Contracts by Pension Plans should be considered carefully.

  Those Contracts offered by the prospectus which are designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under certain limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

  If Contracts offered by this prospectus are used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of rights by the Contract Owner. A Contract Owner should review the provisions of any such plan.

REQUESTS AND ELECTIONS

  Requests for sub-account transfers or reallocation of future purchase payments may be made by telephone or written request (which may be telecopied) to the Company at its Administrative Office. Written requests for such transfers or changes of allocation must be in a form acceptable to the Company. Such written requests may be telecopied to 617-578-5412. To request a transfer or change of allocation by telephone, please contact your registered representative, or contact the Company's Administrative Office at 1-800-777-5897 between the hours of 9:00 a.m. and 4:00 p.m., Eastern Time. Requests for transfer (that are within the Company's current limits applicable to transfers) or reallocation by telephone will be automatically permitted. The Company (or any servicer acting on its behalf) will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company (or any servicer acting on its behalf) to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If the Company (or any servicer acting on its behalf) does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, they may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under a Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at the Company's Administrative Office to be effective. If acceptable to the Company, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless the Company has already acted in reliance on the prior status. The Company is not responsible for the validity of any written request or election.

TEN DAY RIGHT TO REVIEW

  Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to the Company or its agent for cancellation. Upon cancellation of the Contract, the Company will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, the Company will refund all purchase payments made.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

ADMINISTRATION CHARGES

  The Company's administrative services include issuing Contracts, maintaining Contract Owner records and accounting, valuation, regulatory and reporting services. To cover the cost of these services, the Company receives Administration Charges generally equal, on an annual basis, to $30 per Contract plus .10% of the daily net assets of each sub-account. In addition, the Company may (but does not currently) charge a transfer fee for certain transfers of Contract Value among the sub-accounts and/or the Fixed Account, as described below.

  The annual Administration Contract Charge is deducted from the Contract Value on each Contract anniversary for the prior Contract Year and will be deducted on a pro rata basis at the Maturity Date or at the time of a full surrender if it is not on a Contract anniversary. If two Contracts are issued to permit the funding of a spousal IRA, the Administration Contract Charge will be imposed only on the Contract to which the larger purchase payments have been allocated in the Contract application. The charge is deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account. The charge is the lesser of: 2% of the total Contract Value (including any Contract Value in the Fixed Account) and $30. The charge will be waived for a Contract Year if (1) the Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000
                                             --
in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at the Maturity Date, however, regardless of the amount of your Contract Value.) The Administration Contract Charge will be deducted from each sub-account in the ratio of your interest therein to your total Contract Value in the Variable Account.

  The Administration Asset Charge is equal to an annual rate of .10% of net assets and is deducted on a daily basis from each sub-account. As a percentage of net assets, this charge will not increase over the life of a Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. The Administration Asset Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis. There is not necessarily a relationship between the amount of this charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. (See "Annuity Payments.")

  The Company does not expect the Administration Charges to exceed the actual costs (including overhead costs) of administering the Contracts. The Company periodically will monitor the Administration Charges to determine whether they exceed the actual cost of providing administrative services for the Contracts.

  The Company reserves the right to charge a transfer fee for transfers of Contract Value among sub-accounts and/or the Fixed Account, but will notify Contract Owners in advance of any such change. (See "Transfer Privilege".) The Company expects that the amount of any transfer fee will not exceed the actual costs (including overhead costs) of administering transfers.

MORTALITY AND EXPENSE RISK CHARGE

  The Company deducts a Mortality and Expense Risk Charge from the Variable Account as compensation for assuming the mortality and expense risks under the Contract. By assuming the expense risk under the Contract, the Company guarantees that the dollar amount of the Administration Contract Charge and the amount of the Administration Asset Charge as a percentage of Contract Value (but not the amount of the transfer fee) will not increase over the life of a Contract, regardless of the actual expenses. By assuming the mortality risk, the Company guarantees that, although annuity payments will vary according to the performance of the investments you select, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. The Company also assumes the risk of making a minimum death benefit payment if the Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization. (See "Payment on Death.")

  The Mortality and Expense Risk Charge is computed and deducted on a daily basis from the assets in each sub-account attributable to the Contracts. The charge is at an annual rate of 1.25% of the daily net assets of each such sub-account, of which .70% represents a mortality risk charge and .55% represents an expense risk charge. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis either before or after the Maturity Date. (See "Annuity Payments.")

CONTINGENT DEFERRED SALES CHARGE

  No charge for sales expenses is deducted from purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). The Contingent Deferred Sales Charge is intended to assist in covering sales expenses related to the Contracts, including commissions, preparation of sales literature and other promotional activity. The Contingent Deferred Sales Charge may not cover the full amount of sales expenses, and the excess will be recovered from the Company's general account, including any income from the Mortality and Expense Risk Charge.

  CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options), (b) in certain circumstances, a withdrawal of the commuted value of amounts that you applied to a payment option, or (c) under Contracts issued in Pennsylvania or New York, the Maturity Date if at that date a purchase payment has been invested for less than seven years.

  The Contingent Deferred Sales Charge is taken into account in calculating the proceeds payable on a full surrender. On a partial surrender, the Contingent Deferred Sales Charge is deducted from the Contract Value remaining after deduction of the surrender amount requested and is taken from the Contract Value in the sub-accounts and the Fixed Account in the same proportion as the Contract Value surrendered.

  The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date it is received by the Company, as follows:

            IF WITHDRAWN DURING YEAR               CHARGE
            ------------------------               ------
              1...................................   7%
              2...................................   6%
              3...................................   5%
              4...................................   4%
              5...................................   3%
              6...................................   2%
              7...................................   1%
            Thereafter............................   0%

  In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

  Whether amounts surrendered, withdrawn or applied to an annuity option are considered to include purchase payments subject to the Contingent Deferred Sales Charge depends on the following rules.

  In any Contract Year you may surrender a portion of your Contract Value (the "free withdrawal amount") without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of (1) 10% of the Contract Value at the beginning of the Contract Year and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. If not used, the free withdrawal amount does not carry over to the next Contract Year.

  In the event that tax law requires you to take distributions of Contract Value prior to the Maturity Date, they may be subject to the Contingent Deferred Sales Charge to the extent they exceed the free withdrawal amount, as described above, in any Contract Year. See "Federal Income Tax Status--Tax Status of the Contract" and "--Qualified Plans."

-------------------------------------------------------------------------------

 EXAMPLE: Assume that a single purchase payment of $10,000 is made into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                           HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
 Situation 1:............      $12,500         $14,000       $4,000        $1,250        $4,000
 Situation 2:............      $11,000         $10,000       $    0        $1,100        $1,100

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

 EXAMPLE: Assume that a $10,000 purchase payment is made into the Contract on 6/1/95 and another $10,000 purchase payment is made on 2/1/96. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                           HYPOTHETICAL CONTRACT VALUE

                                                                          10% OF
                                                                       BEGINNING OF  MAXIMUM FREE
                            AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                          OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                          ---------------- ------------- ------------- ------------- ------------
 Situation 1: $7,000
  partial surrender on
  12/1/96...............      $22,000         $25,000       $5,000        $2,200        $5,000

   The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. The remaining $2,000 of the withdrawal would be made from the oldest purchase payment (i.e. the 6/1/95 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                           HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
 Situation 2: $25,000
  surrender on 1/1/00....      $30,000         $33,000       $13,000       $3,000       $13,000

   The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. The remaining $12,000 of the withdrawal would be made by withdrawing the $10,000 purchase payment made on 6/1/95 and $2,000 of the $10,000 purchase payment that was made on 2/1/96. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.

-------------------------------------------------------------------------------

  Amounts surrendered under the free withdrawal provision do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

  If your Contract Value is less than your total purchase payments due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

  Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales
  -------------------------------------------
Charge will apply:

  . After 30 days from issue of the Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (described under "Annuity Options"), or a comparable fixed option. However, if you subsequently withdraw the commuted value of amounts placed under any of those options, the Company will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option, taking into account the lapse of time from annuitization to surrender. The applicable portion of the Contingent Deferred Sales Charge will be based on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when the proceeds were applied to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

  . On full or partial surrenders if the Contract Owner submits satisfactory evidence to the Company that the Contract Owner (or one Contract Owner under a jointly owned Contract, or the Annuitant, if the Contract is not owned in an individual capacity) is terminally ill (as defined in the Contract), has been confined to a nursing home for more than 90 continuous days, or is permanently and totally disabled (as defined in the Contract). This benefit is only available to an original owner of the Contract who was not over age 65 at issue of the Contract, and may not be available in every state.

  . If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment made under the Contract. The Contingent Deferred Sales Charge will not apply to the Contract in these circumstances. This waiver of the Contingent Deferred Sales Charge will not apply, however, to Contracts issued in New York or Pennsylvania.

  The Company may also waive the Contingent Deferred Sales Charge if a Contract Owner surrenders a Contract or Contracts in order to purchase a group variable annuity issued by the Company or The New England.

  The Contracts may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company, The New England and their affiliated companies, and spouses and immediate family members (i.e. children, siblings, parents and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker/dealer authorized to sell the Contracts and of any sub-adviser to the Eligible Funds, and spouses and immediate family members of the foregoing. If consistent with applicable state insurance law, the Contracts may also be sold, without compensation, to the Company or The New England for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company, The New England and their affiliated companies, or to persons who obtain the Contract through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, the Contracts will be credited with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person.

PREMIUM TAX CHARGE

  Certain states impose a premium tax on annuity purchase payments received by insurance companies. The Company pays this tax when incurred, and recovers this tax by imposing a premium tax charge on affected Contracts in accordance with the following rules. Generally, the Company incurs a state premium tax liability on the date when annuity benefits commence. In those states, the Company deducts the premium tax charge from the Contract Value on that date. However, for Contracts subject to the premium tax law of states which impose a premium tax on purchase payments when they are made (currently South Dakota and Kentucky), the Company deducts the applicable premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision) upon the death of a Contract Owner (or of the Annuitant, if the Contract is not owned in an individual capacity). To determine whether and when a premium tax charge will be imposed on a Contract, the Company looks to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. The Company reserves the right to impose a premium tax charge when a premium tax is incurred or at a later date.

  Deductions for state premium tax charges currently range from 1/2% to 2.00% of the Contract Value (or, if applicable, Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. Premium tax rates are subject to being changed by law, administrative interpretations or court decisions.

OTHER EXPENSES

  A deduction for an investment advisory fee is made from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table".) The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT

  If a Contract is purchased by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a "Fund I contract"), by New England Retirement Investment Account (a "Preference contract"), or by The New England Variable Account (a "Zenith Accumulator contract"), the charges described above will apply except that the sales charges will be calculated as described below.

  A Contract issued by exchanging a Fund I or Preference contract will have no Contingent Deferred Sales Charge on assets transferred. Subsequent purchase payments will be subject to the Contingent Deferred Sales Charge described above. Assets transferred from the Fund I or Preference contract will be treated as a purchase payment under the American Growth Series contract for purposes of calculating the free withdrawal amount and Contingent Deferred Sales Charge, but in no event will those assets be subject to the charge. A comparison of the other fees and charges under an American Growth Series Contract to those under a Fund I contract would also include the following:
Total asset-based charges (including the investment advisory fee) under the Fund I contracts currently equal approximately 1.35%. Deductions for sales and administrative expenses are made from ongoing purchase payments under the Fund I contracts. Any applicable premium tax charges are deducted from purchase payments in South Dakota and Kentucky and at annuitization in North Carolina. With respect to a Preference contract, a comparison of fees and charges under an American Growth Series Contract to those under a Preference contract would include the following: The Preference contracts have the same 1.25% asset-based charge for mortality and expense risks which is imposed under the American Growth Series Contracts, but the Preference contracts do not have an asset-based administration charge. The Preference contracts impose a $30 annual administration charge, but the charge is not limited to 2% of the contract value as it is under the American Growth Series Contract, and there is no waiver of the charge for contracts which reach certain asset levels as there is under the American Growth Series Contract. There will be no contingent deferred sales charge under the Preference contracts beginning in the seventh contract year, and there is no limit on or charge for fund transfers, although transfers are subject to a $25 minimum. Any applicable premium tax charges are deducted from purchase payments in South Dakota and Kentucky and at annuitization in North Carolina.

  In the case of a Contract issued by exchanging a Zenith Accumulator contract, the assets transferred will be treated as a purchase payment under the American Growth Series contract for purposes of calculating the free withdrawal amount and Contingent Deferred Sales Charge under the American Growth Series contract. However, if the transferred assets are surrendered from the American Growth Series contract, they will be subject to the table of declining contingent deferred sales charge percentages that would have applied under the Zenith Accumulator contract in the year of the surrender. In the case of an exchange of a Zenith Accumulator contract that has been outstanding for less than three years, The New England currently intends to waive any contingent deferred sales charge applicable to the transferred assets if they are surrendered more than seven years after the exchange. Following is a comparison of other fees and charges under Zenith Accumulator contracts and American Growth Series Contracts. The Zenith Accumulator contracts and American Growth Series Contracts impose the same aggregate amount of asset-based charges (the administration asset charge and mortality and expense risk charge) and generally the same annual administration contract charge, but the annual administration contract charge under the Zenith Accumulator contract is not limited to 2% of the contract value and is not waived for contracts which reach certain asset levels, as it is under the American Growth Series Contract. Under the Zenith Accumulator contract, the premium tax charge is currently deducted in three states, from purchase payments in South Dakota and Kentucky, and at annuitization in North Carolina. Transfers under the Zenith Accumulator are not currently limited in number or amount prior to annuitization, but a $10 fee is currently imposed for transfers in excess of 12 per year. The American Growth Series Contract imposes higher minimums for amounts transferred from and remaining in a sub-account.

  If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. In addition, you should keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although the Company may consent to waive the minimum to correspond to the terms of the old contract. See "Purchase Payments--Exchanges" and "Payment on Death Prior to Annuitization--Under Exchanged Contracts" for more information concerning the consequences of an exchange.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

  The Maturity Date of the Contract is based on the older of the Contract Owner(s) and the Annuitant and is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If a Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. The Contract Owner may not change the Maturity Date to an earlier date. However, the Contract Owner may surrender the Contract at any time before the Maturity Date and apply the surrender proceeds to an annuity option.

  If the Contract Owner and Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. The Maturity Date will be reset, if necessary, based on the age of the older Contract Owner.

  Ownership of the Contract may not be changed without Company consent. If ownership is changed, a change in the Maturity Date may be required, based on the new Contract Owner's age. The new Maturity Date will be based on the older of the new Contract Owner and the Annuitant and will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

  The Contract that is issued to you will provide for variable annuity payments to begin at the Maturity Date for the life of the Payee, but for at least ten years. If you wish to change this payment option you may do so at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, the amount of Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") will be transferred to the general account of the Company, and the annuity payments will be fixed in amount and duration by the payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments".)

  Contracts acquired by retirement plans qualifying for tax benefited treatment may be subject to various requirements concerning the time by which benefit payments must commence, the period over which such payments may be made, the payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

  The Contract provides several annuity payment options. Prior to the Maturity Date you may elect to have the Contract Value applied to one of these payment options at maturity. If you make a full or partial surrender of the Contract, you may elect in your surrender request to apply the surrender proceeds to a payment option. You may also elect to have the Contract's Death Proceeds applied to a payment option, or, if the Death Proceeds become payable and you have not previously elected a payment option, the Beneficiary can elect to apply the Death Proceeds to a payment option; however, the Variable Income Payments to Age 100 Option and the Variable Life Income for Two Lives Option, described below, and comparable fixed options, are not available for this purpose.

  The selection of an annuity payment option must be made by written request to the Company and is subject to any applicable Federal tax law restrictions. The amount of the Death Proceeds or of the Contract Value at the Maturity Date that is applied to a payment option will be reduced by any applicable premium tax charge. The Contract Value at the Maturity Date is also reduced by a pro rata portion of the Administration Contract Charge and by any applicable Contingent Deferred Sales Charge. The amount of Contract Value applied to a payment option at a full or partial surrender will be reduced by any applicable Contingent Deferred Sales Charge and premium tax charge, and, on a full surrender, by a pro rata portion of the Administration Contract Charge. For Contracts with an outstanding loan, the amount of Contract Value or Death Proceeds applied to a payment option will be reduced by the amount of the loan outstanding plus accrued interest.

  The Contract offers the variable payment options listed below.

    Variable Income for a Specified Number of Years. The Company will make variable monthly payments for the number of years elected, which may not be more than 30 except with the consent of the Company.

    Variable Life Income. The Company will make variable monthly payments which will continue: while the Payee is living* ; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

    Variable Income Payments to Age 100. The Company will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

    Variable Life Income for Two Lives. The Company will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
--------
* IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

  Comparable fixed payment options are also available for all of the options described above. In addition, other payment options (including other periods certain) may be available from time to time, and you should consult the Company as to their availability. If you do not elect a payment option by the Maturity Date, variable payments under the Contract will be made while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If installments under an option would be less than the Company's published minimum, then the Contract proceeds can be applied to a payment option only with the consent of the Company.

  The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the remaining period certain portion of the payment option. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. The life income portion of the payment portion cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments."). Amounts applied to a fixed payment option may not be withdrawn.

  The section of the prospectus entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" describes whether a Contingent Deferred Sales Charge will be deducted upon application of the Contract's proceeds to a particular payment option or upon withdrawal of the commuted value of any payments certain under a variable payment option.

  Payees under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may convert to a variable payment option involving a life contingency.

  The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

  The Company continues to assess the Mortality and Expense Risk Charge if annuity payments are made under any variable payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which the Company bears no mortality risk.

                      AMOUNT OF VARIABLE ANNUITY PAYMENTS

  At the Maturity Date (or any other application of proceeds to a payment option), the Contract Value (reduced by any applicable charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. The amount of monthly variable annuity payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

  The annuity purchase rates are used to calculate the basic payment level purchased by the Contract Value. These rates vary according to the age of the Payee. The higher the Payee's age at annuitization, the greater the basic payment level under options involving life contingencies, because the Payee's life expectancy and thus the period of anticipated income payments will be shorter. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, purchase rates used to calculate the basic payment level will also reflect the sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected a payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The dollar amount of the initial variable annuity payment will be at the basic payment level. The assumed interest rate under the Contract will affect both this basic payment level and the amount by which subsequent payments increase or decrease. Each payment after the first will vary with the difference between the net investment performance of the sub-accounts selected and the assumed interest rate under the Contract. If the actual net investment rate exceeds the assumed interest rate, the payments will increase. Conversely, if the actual rate is less than the assumed interest rate, annuity payments will decrease. If actual investment performance is equal to the assumed interest rate, the monthly payments will remain level.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  You may, even after variable annuity payments have commenced, direct that all or a portion of your investment in one sub-account be transferred to another sub-account of the Variable Account in the manner provided under "Transfer Privilege".

  The Company may require proof of age, sex (if applicable) and survival of any person upon the continuation of whose life annuity payments depend.

  For more information regarding payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of options available, and other matters also of importance.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans") but not plans qualified under Section 401(k);

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and SARSEPs");

    4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other adviser as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with plans qualified under Section 401(k) of the Code or with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status-Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code and IRAs purchased under Section 408(b) of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

FEDERAL INCOME TAX STATUS

INTRODUCTION

  The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon NEVLICO's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, Qualified Contracts are Contracts that fund Qualified Plans, TSA Plans, SEPs and SARSEPs, Section 457 Plans, and Governmental Plans, as defined above under "Retirement Plans Offering Federal Tax Benefits." The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary may depend on the type of retirement plan, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF THE COMPANY

  The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Variable Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

  Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

  Diversification.  Section 817(h) of the Code requires that with respect to
  ----------------
Non-Qualified Contracts, the investments of the Funds must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Variable Account, through the Eligible Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Eligible Funds' assets may be invested.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Contract Owner], rather than the insurance company, to be treated
 ----
as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Required Distributions.  In order to be treated as an annuity contract for
  -----------------------
federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

  The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code
Section 72(s). Other rules may apply to Qualified Contracts.

  The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

  In General.  Section 72 of the Code governs taxation of annuities in general.
  -----------
The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., withdrawals or annuity
                                                  ----
payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value
(and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Contract Owners that are not natural persons may wish to discuss these with a competent tax adviser.

  The following discussion generally applies to a Contract owned by a natural person.

  Surrenders.  In the case of a surrender under a Qualified Contract, including
  -----------
Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

  With respect to Non-Qualified Contracts, partial surrenders, including Systematic Withdrawals, are generally treated as taxable income to the extent that the Contract Value immediately before the surrender exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

  Annuity Payments.  Although the tax consequences may vary depending on the
  -----------------
annuity payment elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

  Penalty Tax.  In the case of a distribution pursuant to a Non-Qualified
  ------------
Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner;
(3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

  Taxation of Death Benefit Proceeds.  Amounts may be distributed from the
  -----------------------------------
Contract because of the death of a Contract Owner (or Annuitant if the Contract Owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or
(2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above.

  Transfers, Assignments, Exchanges and Maturity Dates.  A transfer of
  -----------------------------------------------------
ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Multiple Contracts.  All deferred non-qualified annuity contracts that are
  -------------------
issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

  The Contract is designed for use with certain retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

  The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Contract Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract under applicable federal and state tax laws and ERISA.

  The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

(i) Plan Contribution Limits

QUALIFIED PLANS, SEPS, SARSEPS AND GOVERNMENTAL PLANS

  Statutory limitations on contributions to Qualified Plans, SEPs, SARSEPs and Governmental Plans may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions are tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information about all the applicable limitations, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract.

IRA'S

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse earns no compensation (or elects to be treated as earning no compensation) and is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to his or her own IRA and a spousal IRA, combined, is the lesser of $2,250 or 100 percent of compensation of the working spouse. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $25,000 and $35,000 for an individual, between $40,000 and $50,000 for a married couple filing jointly and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. For more information concerning the contributions to IRAs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from a Qualified Plan.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $7,500. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. Once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer. The employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  After January 1, 1993, many distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans will be subject to automatic withholding by the plan or payor at the rate of 20%. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS AND GOVERNMENTAL PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment" in the Contract, a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a divorce (in the case of IRAs) or a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over the life (or life expectancy) of the Beneficiary. If the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Annuity payments, periodic payments or annual distributions generally must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. Other tax penalties may apply to aggregate annual distributions in excess of $150,000.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules apply in the case of
Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus.


WITHHOLDING

  Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

  In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

  As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

GENERAL

  At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the initial premium is derived from an exchange or surrender of another annuity contract, the Company may require that the prospective purchaser provide the information with regard to the federal income tax status of the previous annuity contract. The Company will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same federal income tax treatment as the initial purchase payment under the Contract; the Company will not accept an additional purchase payment under a Contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

                                 VOTING RIGHTS

  The Company is the legal owner of the Eligible Fund shares held in the Variable Account and has the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, the Company will give you, as Contract Owner, the right to instruct the Company how to vote the shares that are attributable to your Contract.

  Prior to annuitization, the number of votes as to which you have a right of instruction is determined by applying your percentage interest in a sub-account to the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined by applying the percentage interest reflected by the reserve for your Contract to the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying the Contract decrease.

  Contract Owners who are entitled to give voting instructions and the number of shares as to which you have a right of instruction will be determined as of the record date for the meeting. All Eligible Fund shares held in any sub-account of the Variable Account for which no timely instructions are received will be voted for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which voting instructions are received. Similar procedures will be followed for Eligible Fund shares held by any other separate account of the Company or any affiliate to which voting instruction privileges have been extended.

  All Eligible Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of the Company or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions.

  The SEC requires the Eligible Fund Boards of Trustees to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                           DISTRIBUTION OF CONTRACTS

  New England Securities, the principal underwriter of the Contracts, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. New England Securities may enter into selling agreements with other broker-dealers registered under the Exchange Act whose registered representatives are authorized under applicable law to sell variable annuity contracts. The Company will pay compensation to the New England Securities registered representatives or other broker-dealers involved in the sale of a Contract. Such compensation will generally have a present value that does not exceed 7% of purchase payments under the Contract (although a lower amount may be paid in certain circumstances, such as sales of the Contracts to a person over age 75), and such compensation may be paid either as a percentage of purchase payments at the time the Company receives them, as a percentage of Contract Value on an ongoing basis, or in some combination of both. No commission is paid in connection with the initial issuance of a Contract as a result of an exchange from a Fund I, Preference or Zenith Accumulator contract, although the Company reserves the right to pay a flat servicing or handling fee--not to be deducted from Contract Value--in connection with such exchanges.

                               THE FIXED ACCOUNT

  A Fixed Account option is included under Contracts issued in those states where it has been approved by the state insurance department. In these states, you may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of the Company's general account. The Fixed Account offers diversification to a Variable Account contract, allowing the Contract Owner to protect principal and earn, at least, a guaranteed rate of interest.

  Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION OF THE FIXED ACCOUNT

  The Company's general account consists of all assets owned by the Company other than those in the Variable Account and the Company's other separate accounts. The Company has sole discretion over the investment of assets in the general account, including those in the Fixed Account. Contract Owners do not share in the actual investment experience of the assets in the Fixed Account. Instead, the Company guarantees that Contract Values in the Fixed Account will be credited with interest at an effective annual rate of at least 3%. The Company is not obligated to credit interest at a rate higher than 3%, although in its sole discretion it may do so. Contract Values in the Fixed Account will be credited with interest daily.

  Any purchase payment or portion of Contract Value ("deposit") allocated to the Fixed Account will earn interest at an annual rate determined by the Company for that deposit for a 12 month period. At the end of each succeeding 12 month period, the Company will determine the interest rate that will apply to that deposit plus accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits made to the Fixed Account on that same day. (See "Contract Value and Fixed Account Transactions" below for a description of the interest rate that will be applied to Contract loan repayments allocated to the Fixed Account.)

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

  A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) as a result of a Contract loan.

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value in the Fixed Account.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which may be transferred from the Fixed Account
  ----------------------------------------------------------------------------
is limited to the greater of: 25% of the Contract Value in the Fixed Account
----------------------------------------------------------------------------
at the end of the first day of the Contract Year, and the amount of Contract
----------------------------------------------------------------------------
Value that was transferred from the Fixed Account in the previous Contract
--------------------------------------------------------------------------
Year, except with the consent of the Company. (Also, after the transfer is
--------------------------------------------------------------------------
made, the Contract Value may not be allocated among more than ten of the sub-
-----------------------------------------------------------------------------
accounts and/or the
-------------------

Fixed Account.) The Company intends to restrict purchase payments and
---------------
transfers of Contract Value into the Fixed Account: (1) if the interest rate which would be credited to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by the Company (currently $500,000). In addition, the Company intends to restrict transfers of Contract Value into the Fixed Account, and reserves the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

  Amounts transferred to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which the deposits into the Fixed Account were made. Amounts surrendered from the Fixed Account will be on a "first-in, first-out" basis.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment must be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account.) Similarly, unless you request otherwise, the balance of the loan repayment will be allocated to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the effective interest rate for your Contract on the date the loan repayment is applied to the Fixed Account; and (2) the current Fixed Account interest rate set by the Company in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the Zenith Back Bay Advisors Money Market Sub-account instead.

  The Company reserves the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                             FINANCIAL STATEMENTS

  The financial statements of the Company and the Variable Account may be found in the Statement of Additional Information.

                       INVESTMENT EXPERIENCE INFORMATION

  The Company may advertise performance by illustrating hypothetical average annual total returns for each sub-account of the Variable Account, based on the actual investment experience of the Eligible Funds since their inception and for the one, five, and ten year periods ending with the date of the illustration. Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period illustrated. Average annual total return calculations reflect changes in the net asset values of the Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The calculations also reflect the deduction of the Mortality and Expense Risk Charge and the Administration Asset Charge. They also reflect annual deductions for the Administration Contract Charge, and the deduction of any Contingent Deferred Sales Charge applicable at the end of the period illustrated. The calculations do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown. The average annual total return is the annual compounded rate of return which would produce the surrender value at the end of the period illustrated. See "Calculation of Performance Data" in the Statement of Additional Information for average annual total returns as of December 31, 1995 and more information about how they are calculated.

  The Company may also illustrate how the average annual total return for a five year period was determined by illustrating the average annual total return for each year in the five year period ending with the date of the illustration. Such illustrations are based on the same assumptions and reflect the same expenses and deductions described in the preceding paragraph. See "Calculation of Performance Data" in the Statement of Additional Information for an example of this type of illustration and more information about how average annual total returns are calculated.

  The Company may illustrate what would have been the growth and value of a single $10,000 purchase payment for the Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations. These illustrations show Contract Value and surrender value, calculated in the same manner as when they are used to arrive at average annual total return, as of the end of each year, ending with the date of the illustration. The surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge, but do not reflect the deduction of any premium tax charge. These illustrations may also show annual percentage changes in Contract Value and surrender value, cumulative returns, and annual effective rates of return. The difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return is calculated in the same manner as average annual total return. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may update the performance history of one or more of its sub-accounts on a quarterly basis by illustrating the one, five, and ten year values (or since inception, if less) of a single $10,000 purchase payment invested at the beginning of such periods using the same method of calculation described in the preceding paragraph, but using the periods ending with the date of the quarterly illustration. Such illustrations will show the Contract Value at the end of the period and the cumulative return and annual effective rate of return for the period. The illustration may also include the cumulative return and annual effective rate of return of an appropriate securities index and the Consumer Price Index for the same period.

  The Company may illustrate what would have been the change in value of a $250 monthly purchase payment plan if the monthly payments had been invested in each of the Eligible Funds on the first day of each month starting with the first day of the first month after those Eligible Funds commenced operations. These illustrations show cumulative payments, Contract Value and surrender value as of the end of each year, ending with the date of the illustration. Surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge. The illustrations also show annual effective rates of return, which represent the compounded annual rates that the hypothetical purchase payments would have had to earn in order to produce the Contract Value and surrender value as of the date of the illustration. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may make available illustrations showing historical Contract Values and the annual effective rate of return, based upon hypothetical purchase payment amounts and frequencies, which can be selected by the client. The method of calculation described in the preceding paragraph will be used, but the illustration will reflect the effect of any premium tax charge applicable in the state where the illustration is delivered. The beginning date of the illustration can be selected by the client. Contract Values will be shown as of the end of each calendar year in the period and as of the end of the most recent calendar quarter.

  Historical investment performance may also be illustrated by showing the percentage change in the Accumulation Unit Value and annual effective rate of return of a sub-account without reflecting the deduction of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge, all of which have the effect of reducing historical performance. The percentage change in unit value and annual effective rate of return of each sub-account may be shown from inception of the Eligible Fund to the date of the report and for the one, five, and ten year periods ending with the date of the report. The percentage change in unit value and annual effective rate of return also may be compared with the percentage change and annual effective rate for the Dow Jones Industrial Average and S&P 500 Stock Index, unmanaged indices of stock performance described in the Statement of Additional Information in Notes (2) and (3) to the illustration of Annual Percentage Change in Contract Value and Annual Percentage Change in Surrender Value for a $10,000 Single Purchase Payment Contract. The percentage change is calculated by dividing the difference in unit or index values at the beginning and end of the period by the beginning unit or index value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return in this illustration.

  From time to time the Company may advertise (in sales literature or advertising material) performance rankings of the sub-accounts of the Variable Account assigned by independent services, such as Variable Annuity Research and Data Services ("VARDS"). VARDS monitors and ranks the performance of variable annuity accounts on an industry-wide basis in each of the major categories of investment objectives. The performance analysis prepared by VARDS ranks accounts on the basis of total return calculated using Accumulation Unit Values. Thus, the effect of the Contingent Deferred Sales Charge and Administration Contract Charge assessed under the Contracts is not taken into consideration.

  From time to time, articles discussing the Variable Account's investment experience, performance rankings and other characteristics may appear in national publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar) may publish their own rankings or performance reviews of variable contract separate accounts, including the Variable Account. References to, reprints or portions of reprints of such articles or rankings may be used by the Company as sales literature or advertising material and may include rankings that indicate the names of other variable contract separate accounts and their investment experience.

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

  Dollar cost averaging allows a person to take advantage of the historical long-term stock market results, assuming that they continue, although it does not guarantee a profit or protect against a loss. If an investor follows a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered, for whatever reason, will be higher than the average cost per share.

  An investor using dollar cost averaging invests the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps an investor from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If the investor has the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

  Investors contemplating the use of dollar cost averaging should consider their ability to continue the on-going purchases so that they can take advantage of periods of low price levels.

DIVERSIFICATION

  Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires of that investment a safe return because a loss may risk the entire investment. By diversifying, on the other hand, an investor can more safely take a chance that some investments will under-perform and that others will over-perform. Thus an investor can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although portions of a diversified investment may be totally lost, other portions may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

   Toll-free telephone service: --A recording of daily unit values is available by calling 1-800-333-2501.

                                --Fund transfers and changes of future purchase
                                  payment allocations can be made by calling 1-
                                  800-777-5897

   Written Communications:      --All communications and inquiries regarding
                                  address changes, premium payments, billing,
                                  fund transfers, surrenders, maturities and any
                                  other processing matters relating to your
                                  Contract should be directed to:

                                    New England Annuities
                                    P.O. Box 642
                                    Boston, Mass 02117

                                  APPENDIX B

                       CONTINGENT DEFERRED SALES CHARGE

  The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge", no Contingent Deferred Sales Charge will apply if at any time more than 30 days from issue of the Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you subsequently withdraw the commuted value of amounts placed under any of those options, the Company will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived, based on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when the proceeds were applied to the option, until the date when the Contingent Deferred Sales Charge would expire.

  As an example, assume that $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) is applied to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent deferred Sales Charge waived on application of the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           -----
THE COMPANY...............................................................  II-3
SERVICES TO THE VARIABLE ACCOUNT..........................................  II-3
PERFORMANCE COMPARISONS...................................................  II-3
CALCULATION OF PERFORMANCE DATA...........................................  II-4
NET INVESTMENT FACTOR..................................................... II-16
ANNUITY PAYMENTS.......................................................... II-16
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................... II-17
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........................ II-21
EXPERTS................................................................... II-24
LEGAL MATTERS............................................................. II-24
FINANCIAL STATEMENTS...................................................... II-24
APPENDIX A................................................................ II-

  If you would like to obtain a copy of the Statement of Additional Information, please complete the request for below and mail to:

  New England Securities Corporation
  399 Boylston Street
  Boston, Massachusetts 02116

              Please send a copy of the Statement of Additional
            Information of New England Variable Annuity Separate
            Account to:

            _______________________________________________________
            Name

            _______________________________________________________
            Street

            _______________________________________________________
            City                     State                      Zip

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                            AMERICAN GROWTH SERIES

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

             ISSUED BY NEW ENGLAND VARIABLE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                                  MAY 1, 1996

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 1996 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3
Services to the Variable Account..........................................  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-16
Annuity Payments.......................................................... II-16
Hypothetical Illustrations of Annuity Income Payouts...................... II-17
Historical Illustrations of Annuity Income Payouts........................ II-21
Experts................................................................... II-24
Legal Matters............................................................. II-24
Financial Statements...................................................... II-24
Appendix A................................................................ II-

                                  THE COMPANY

  New England Variable Life Insurance Company ("The Company") is a direct, wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLIfe to be the survivor of the merger. See "The Company" in the prospectus for more information.

                       SERVICES TO THE VARIABLE ACCOUNT

  The New England maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts. Coopers & Lybrand, located at One International Place, Boston, Massachusetts 02109, conducts an annual audit of the Variable Account's financial statements. Coopers & Lybrand performs this function as one of its services as independent accountant for the Company.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an affiliate of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement between the Company and New England Securities. The Contracts are offered continuously and are sold by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. Contracts also may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities. The Company pays commissions, none of which are retained by New England Securities, to the New England Securities registered representatives and other broker-dealers involved in selling the Contracts.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in the promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature for the Contracts and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA


  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the New England Zenith Fund during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1994. The Contracts were not available before April 10, 1995. The Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Value Growth and Loomis Sayles Avanti Growth Series commenced operations on April 30, 1993. The Small Cap Series commenced operations on May 2, 1994. The six other Eligible Funds did not commence operations until October 31, 1994.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1995 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1995 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1995. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

                          AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      5 Years..........................................................      %
      10 years.........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      5 Years..........................................................      %
      10 years.........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Westpeak Value Growth Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Loomis Sayles Avanti Growth Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Loomis Sayles Balanced Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Draycott International Equity Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Venture Value Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  For purchase payment allocated to the Alger Equity Growth Series

                       PERIOD ENDING DECEMBER 31, 1995
                       -------------------------------
      1 Year...........................................................      %
      Since Inception..................................................      %

  Information is available illustrating the impact of fund performance on annuity payouts.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 1995 for the Back Bay Advisors Bond Income Series based on the assumptions used in the above table. The units column below shows the number of accumulation units hypothetically purchased by the $1000 investment in the Series in the first year. The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The example assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                           UNIT  CONTRACT SURRENDER ANNUAL TOTAL
DATE                                 UNITS VALUE  VALUE     VALUE      RETURN
----                                 ----- ----- -------- --------- ------------
December 31, 1990...................             $        $                %
December 31, 1991...................                                       %
December 31, 1992...................                                       %
December 31, 1993...................                                       %
December 31, 1994...................                                       %
December 31, 1995...................                                       %

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: September 1, 1983 for the Back Bay Advisors Money Market and Back Bay Advisors Bond Income Series; May 1, 1993 for the Westpeak Value Growth and Loomis Sayles Avanti Growth Series; May 2, 1994 for the Loomis Sayles Small Cap Series; and November 1, 1994 for the other series of the Zenith Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on surrender.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
BACK BAY ADVISORS BOND INCOME AND BACK BAY ADVISORS MONEY MARKET SERIES ISSUED
                               SEPTEMBER 1, 1983
  WESTPEAK VALUE GROWTH AND LOOMIS SAYLES AVANTI GROWTH SERIES ISSUED MAY 1,
                                     1993
               LOOMIS SAYLES SMALL CAP SERIES ISSUED MAY 2, 1994
               OTHER ZENITH FUND SERIES ISSUED NOVEMBER 1, 1994
                              INVESTMENT RESULTS

                                                                        CONTRACT VALUE
                  ------------------------------------------------------------------------------------------------------
                                                                                                              SALOMON
                   BACK BAY   BACK BAY               LOOMIS    LOOMIS                            SALOMON     BROTHERS
                   ADVISORS   ADVISORS   WESTPEAK    SAYLES    SAYLES    LOOMIS     DRAYCOTT     BROTHERS    STRATEGIC
                     BOND      MONEY      VALUE      AVANTI     SMALL    SAYLES   INTERNATIONAL    U.S.        BOND
                    INCOME     MARKET     GROWTH     GROWTH      CAP    BALANCED     EQUITY     GOVERNMENT OPPORTUNITIES
                  ---------- ---------- ---------- ---------- --------- --------- ------------- ---------- -------------
As of December 31:
 1983............ $10,322.81 $10,267.54
 1984............  11,453.60  11,175.37
 1985............  13,388.02  11,905.91
 1986............  15,137.28  12,515.01
 1987............  15,242.32  13,122.58
 1988............  16,250.76  13,896.84
 1989............  17,982.33  14,945.51
 1990............  19,151.99  15,916.87
 1991............  22,256.32  16,648.79
 1992............  23,723.05  17,018.60
 1993............  26,326.57  17,259.26 $11,357.58 $11,306.07
 1994............  25,012.44  17,679.32  11,004.10  10,972.12 $9,512.13 $9,956.78  $10,196.29   $10,026.51   $9,817.20
 1995............
                                         --------------------


                                                      ALGER
                                           VENTURE   EQUITY
                                            VALUE    GROWTH
                                          --------- ---------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............                         $9,657.56 $9,561.73
 1995............

                                                                     SURRENDER VALUE (1)
                   -----------------------------------------------------------------------------------------------------------------
                                                                                                    SALOMON
          BACK BAY   BACK BAY               LOOMIS    LOOMIS                            SALOMON     BROTHERS
          ADVISORS   ADVISORS   WESTPEAK    SAYLES    SAYLES    LOOMIS     DRAYCOTT     BROTHERS    STRATEGIC             ALGER
            BOND      MONEY      VALUE      AVANTI     SMALL    SAYLES   INTERNATIONAL    U.S.        BOND       VENTURE  EQUITY
           INCOME     MARKET     GROWTH     GROWTH      CAP    BALANCED     EQUITY     GOVERNMENT OPPORTUNITIES   VALUE   GROWTH
         ---------- ---------- ---------- ---------- --------- --------- ------------- ---------- ------------- --------- ---------
As of
 Decem-
 ber 31:
 1983... $ 9,660.92 $ 9,609.51
 1984...  10,843.60  10,565.37
 1985...  12,878.02  11,395.91
 1986...  14,727.28  12,105.01
 1987...  14,932.32  12,812.58
 1988...  16,040.76  13,686.84
 1989...  17,872.33  14,835.51
 1990...  19,141.99  15,906.87
 1991...  22,246.32  16,638.79
 1992...  23,713.05  17,008.60
 1993...  26,316.57  17,249.26 $10,637.58 $10,586.07
 1994...  25,002.44  17,669.32  10,390.70  10,359.67 $8,897.68 $9,325.15   $9,547.90   $9,390.01    $9,195.35   $9,046.88 $8,957.76
 1995...

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                          BACK BAY BACK BAY                        LOOMIS                          SALOMON
                          ADVISORS ADVISORS WESTPEAK    LOOMIS     SAYLES   LOOMIS    DRAYCOTT     BROTHERS
                            BOND    MONEY    VALUE   SAYLES AVANTI SMALL    SAYLES  INTERNATIONAL    U.S.
                           INCOME   MARKET   GROWTH     GROWTH      CAP    BALANCED    EQUITY     GOVERNMENT
                          -------- -------- -------- ------------- ------  -------- ------------- ----------
As of December 31:
 1983...................    3.23%    2.68%
 1984...................   10.95     8.84
 1985...................   16.89     6.54
 1986...................   13.07     5.12
 1987...................     .69     4.85
 1988...................    6.62     5.90
 1989...................   10.66     7.55
 1990...................    6.50     6.50
 1991...................   16.21     4.60
 1992...................    6.59     2.22
 1993...................   10.97     1.41    13.58%      13.06%
 1994...................   -4.99     2.43    -3.11       -2.95     --4.88%  --0.43%     1.96%        0.27%
 1995...................
Cumulative Return.......
Annual Effective Rate of
 Return.................


                                                                                LEHMAN
                             SALOMON                                         INTERMEDIATE
                            BROTHERS                                         GOVERNMENT/
                            STRATEGIC            ALGER   DOW JONES  S&P 500   CORPORATE   CONSUMER
                              BOND      VENTURE  EQUITY  INDUSTRIAL  STOCK       BOND      PRICE
                          OPPORTUNITIES  VALUE   GROWTH  AVERAGE(2) INDEX(3)   INDEX(4)   INDEX(5)
                          ------------- -------  ------  ---------- -------- ------------ --------
As of December 31:
 1983...................                                    5.89%     1.71%      4.50%      1.07%
 1984...................                                    1.30      6.22      14.38       3.95
 1985...................                                   33.55     31.64      18.05       3.80
 1986...................                                   27.10     18.62      13.12       1.10
 1987...................                                    5.48      5.21       3.67       4.43
 1988...................                                   16.14     16.50       6.78       4.42
 1989...................                                   32.19     31.59      12.76       4.65
 1990...................                                   -1.00     -3.12       9.17       6.11
 1991...................                                   24.19     30.34      14.63       3.06
 1992...................                                    7.39      7.61       7.17       2.90
 1993...................                                   16.97     10.06       8.79       2.75
 1994...................     --1.83%    --3.42%  --4.38%    5.06      1.31      -1.95       2.78
 1995...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                          BACK BAY BACK BAY          LOOMIS LOOMIS                           SALOMON
                          ADVISORS ADVISORS WESTPEAK SAYLES SAYLES    LOOMIS    DRAYCOTT     BROTHERS
                            BOND    MONEY    VALUE   AVANTI  SMALL    SAYLES  INTERNATIONAL    U.S.
                           INCOME   MARKET   GROWTH  GROWTH   CAP    BALANCED    EQUITY     GOVERNMENT
                          -------- -------- -------- ------ -------  -------- ------------- ----------
As of December 31:
 1983...................   -3.39%   -3.90%
 1984...................   12.24     9.95
 1985...................   18.76     7.86
 1986...................   14.36     6.22
 1987...................    1.39     5.85
 1988...................    7.42     6.82
 1989...................   11.42     8.39
 1990...................    7.10     7.22
 1991...................   16.22     4.60
 1992...................    6.59     2.22
 1993...................   10.98     1.41     6.38    5.86
 1994...................   -4.99     2.44    -2.32   -2.14  --11.02%  --6.75%    --4.52%      --6.10%
 1995...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                                                 LEHMAN
                             SALOMON                                          INTERMEDIATE
                            BROTHERS                                          GOVERNMENT/
                            STRATEGIC             ALGER   DOW JONES  S&P 500   CORPORATE   CONSUMER
                              BOND      VENTURE  EQUITY   INDUSTRIAL  STOCK       BOND      PRICE
                          OPPORTUNITIES  VALUE   GROWTH   AVERAGE(2) INDEX(3)   INDEX(4)   INDEX(5)
                          ------------- -------  -------  ---------- -------- ------------ --------
As of December 31:
 1983...................                                     5.89%     1.71%      4.50%      1.07%
 1984...................                                     1.30      6.22      14.38       3.95
 1985...................                                    33.55     31.64      18.05       3.80
 1986...................                                    27.10     18.62      13.12       1.10
 1987...................                                     5.48      5.21       3.67       4.43
 1988...................                                    16.14     16.50       6.78       4.42
 1989...................                                    32.19     31.59      12.76       4.65
 1990...................                                    -1.00     -3.12       9.17       6.11
 1991...................                                    24.19     30.34      14.63       3.06
 1992...................                                     7.39      7.61       7.17       2.90
 1993...................                                    16.97     10.06       8.79       2.75
 1994...................     --8.05%    --9.53%  --10.42%    5.06      1.31      -1.95       2.78
 1995...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

--------
NOTES:
(1) The Contract Values, surrender values, and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each surrender value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions."). 1983 figures for the Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. 1993 figures for the Westpeak Value Growth and Loomis Sayles Avanti Growth Series are from May 1 through December 31, 1993. 1994 figures for the Loomis Sayles Small Cap Series are from May 2 through December 31, 1994. 1994 figures for all other series of the Zenith Fund are from November 1 through December 31, 1994.
(2) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(3) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(4) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/Corporate Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(5) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $250 monthly investment under a Contract in each of the Eligible Funds if purchase payments had been made on the first day of each month starting with September 1, 1983 for the Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, May 1, 1993 for the Westpeak Value Growth and Loomis Sayles Avanti Growth Series, May 2, 1994 for the Loomis Sayles Small Cap Series and November 1, 1994 for the other series of the Zenith Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary to reflect the $30 Administration Contract Charge, in the same manner as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 1995. The annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the Contract Value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS
                     SEPTEMBER 1, 1983--DECEMBER 31, 1995
                    FOR BOND INCOME AND MONEY MARKET SERIES
   MAY 1, 1993--DECEMBER 31, 1995 FOR VALUE GROWTH AND AVANTI GROWTH SERIES
              MAY 2, 1994--DECEMBER 31, 1995 FOR SMALL CAP SERIES
       NOVEMBER 1, 1994--DECEMBER 31, 1995 FOR OTHER ZENITH FUND SERIES

                                                   CONTRACT VALUE
                                      -----------------------------------------
                                       BACK BAY   BACK BAY             LOOMIS
                                       ADVISORS   ADVISORS  WESTPEAK   SAYLES
                           CUMULATIVE    BOND      MONEY      VALUE    AVANTI
                           PAYMENTS*    INCOME     MARKET    GROWTH    GROWTH
                           ---------- ---------- ---------- --------- ---------
As of December 31:
 1983....................   $ 1,000   $ 1,011.27 $ 1,016.83
 1984....................     4,000     4,349.54   4,229.09
 1985....................     7,000     8,364.65   7,592.64
 1986....................    10,000    12,619.16  11,049.80
 1987....................    13,000    15,729.32  14,668.84
 1988....................    16,000    19,839.99  18,641.31
 1989....................    19,000    25,121.19  23,181.95
 1990....................    22,000    29,930.59  27,812.46
 1991....................    25,000    38,121.49  32,184.97
 1992....................    28,000    43,792.49  35,962.33
 1993....................    31,000    51,735.96  39,529.83 $2,121.35 $2,119.07
 1994....................    34,000    52,139.85  43,580.04  5,040.23  5,047.30
 1995....................    37,000
Annual Effective Rate of
 Return..................                      %          %         %         %

--------
NOTE: *For the Westpeak Value Growth and Loomis Sayles Avanti Growth Series, cumulative payments as of December 31, 1993 would be $2,000, as of December 31, 1994 would be $5,000 and as of December 31, 1995 would be $8,000. For the Loomis Sayles Small Cap Series, cumulative payments as of December 31, 1994 would be $2,000 and as of December 31, 1995 would be $5,000. For the other Zenith Fund Series, cumulative payments as of December 31, 1994 would be $500 and as of December 31, 1995 would be $3,500.

                                                                  CONTRACT VALUE
                                     -------------------------------------------------------------------------
                                                SALOMON
                                      LOOMIS    BROTHERS   LOOMIS   ALGER    DRAYCOTT    VENTURE    SALOMON
                          CUMULATIVE  SAYLES      U.S.     SAYLES  EQUITY  INTERNATIONAL  VALUE  BROTHERS BOND
                          PAYMENTS*  SMALL CAP GOVERNMENT BALANCED GROWTH     EQUITY     GROWTH  OPPORTUNITIES
                          ---------- --------- ---------- -------- ------- ------------- ------- -------------
As of December 31:
 1994...................    $2,000   $1,937.19  $501.86   $501.65  $490.87    $509 33    $496.40    $491.13
 1995...................     5,000
Annual Effective Rate of
 Return.................                     %        %         %        %          %          %          %

                                                      SURRENDER VALUE
                                     -----------------------------------------
                                      BACK BAY   BACK BAY             LOOMIS
                                      ADVISORS   ADVISORS  WESTPEAK   SAYLES
                          CUMULATIVE    BOND      MONEY      VALUE    AVANTI
                          PAYMENTS*    INCOME     MARKET    GROWTH    GROWTH
                          ---------- ---------- ---------- --------- ---------
As of December 31:
 1983...................   $ 1,000   $   932.93 $   938.10
 1984...................     4,000     4,069.54   3,957.34
 1985...................     7,000     7,914.65   7,148.73
 1986...................    10,000    12,029.16  10,459.80
 1987...................    13,000    15,029.32  13,968.84
 1988...................    16,000    19,059.99  17,861.31
 1989...................    19,000    24,291.19  22,351.95
 1990...................    22,000    29,080.59  26,962.46
 1991...................    25,000    37,271.49  31,334.97
 1992...................    28,000    42,942.49  35,112.33
 1993...................    31,000    50,885.96  38,679.83 $1,961.35 $1,959.07
 1994...................    34,000    51,289.85  42,730.04  4,711.54  4,717.86
 1995...................    37,000
Annual Effective Rate of
 Return.................                      %          %         %         %

                                                                  SURRENDER VALUE
                                     -------------------------------------------------------------------------
                                                SALOMON
                                      LOOMIS    BROTHERS   LOOMIS   ALGER    DRAYCOTT    VENTURE    SALOMON
                          CUMULATIVE  SAYLES      U.S.     SAYLES  EQUITY  INTERNATIONAL  VALUE  BROTHERS BOND
                          PAYMENTS*  SMALL CAP GOVERNMENT BALANCED GROWTH     EQUITY     GROWTH  OPPORTUNITIES
                          ---------- --------- ---------- -------- ------- ------------- ------- -------------
As of December 31:
 1994...................    $2,000   $1,802.23  $463.83   $463.64  $453.61    $470.78    $458.76    $453.85
 1995...................     5,000
Annual Effective Rate of
 Return.................                     %        %         %        %          %          %          %

-------
NOTES: *For the Westpeak Value Growth and Loomis Sayles Avanti Growth Series, cumulative payments as of December 31, 1993 would be $2,000, as of December 31, 1994 would be $5,000 and as of December 31, 1995 would be $8,000. For the Loomis Sayles Small Cap Series, cumulative payments as of December 31, 1994 would be $2,000 and as of December 31, 1995 would be $5,000. For the other Zenith Fund Series, cumulative payments as of December 31, 1994 would be $500 and as of December 31, 1995 would be $3,500.

  As discussed in the prospectus in the third to the last paragraph of the section entitled "Investment Experience Information", the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described on page A- of the prospectus. The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

ZENITH BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     August 26, 1983........................................   1.000000     --
     December 31, 1983......................................   1.025551    2.6%
     December 31, 1984......................................   1.141109   11.3%
     December 31, 1985......................................   1.337005   17.2%
     December 31, 1986......................................   1.514752   13.3%
     December 31, 1987......................................   1.528314    0.9%
     December 31, 1988......................................   1.632495    6.8%
     December 31, 1989......................................   1.809536   10.8%
     December 31, 1990......................................   1.930406    6.7%
     December 31, 1991......................................   2.246568   16.4%
     December 31, 1992......................................   2.397657    6.7%
     December 31, 1993......................................   2.663825   11.1%
     December 31, 1994......................................   2.533842   -4.9%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     12 years, 4 months ended December 31, 1995..............     %         %
     10 years ended December 31, 1995........................     %         %
     5 years ended December 31, 1995.........................     %         %
     1 year ended December 31, 1995..........................     %         %

--------
NOTE: *Unit values do not reflect the impact of any Contingent Deferred Sales
       Charge, premium tax charge, or the annual Administration Contract
       Charge.

ZENITH BACK BAY ADVISORS MONEY MARKET SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     August 26, 1983........................................   1.000000     --
     December 31, 1983......................................   1.028062    2.8%
     December 31, 1984......................................   1.122053    9.1%
     December 31, 1985......................................   1.198477    6.8%
     December 31, 1986......................................   1.262853    5.4%
     December 31, 1987......................................   1.327245    5.1%
     December 31, 1988......................................   1.408658    6.1%
     December 31, 1989......................................   1.518070    7.8%
     December 31, 1990......................................   1.619846    6.7%
     December 31, 1991......................................   1.697425    4.8%
     December 31, 1992......................................   1.738206    2.4%
     December 31, 1993......................................   1.765866    1.6%
     December 31, 1994......................................   1.811950    2.6%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     12 years, 4 months ended December 31, 1995..............     %         %
     10 years ended December 31, 1995........................     %         %
     5 years ended December 31, 1995.........................     %         %
     1 year ended December 31, 1995..........................     %         %

ZENITH LOOMIS SAYLES AVANTI GROWTH SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     April 30, 1993.........................................   1.000000     --
     December 31, 1993......................................   1.137039   13.7%
     December 31, 1994......................................   1.106525   -2.7%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     2 years, 8 months ended December 31, 1995...............     %         %
     1 year ended December 31, 1995..........................     %         %

--------
NOTE: *Unit values do not reflect the impact of any Contingent Deferred Sales
       Charge, premium tax charge, or the annual Administration Contract
       Charge.

ZENITH WESTPEAK VALUE GROWTH SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     April 30, 1993.........................................   1.000000     --
     December 31, 1993......................................   1.132111   13.2%
     December 31, 1994......................................   1.099884   -2.8%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     2 years, 8 months ended December 31, 1995...............     %         %
     1 year ended December 31, 1995..........................     %         %

ZENITH LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     May 1, 1994............................................          1     --
     December 31, 1994......................................   0.951213   -4.9%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     1 year, 8 months ended December 31, 1995................     %         %
     1 year ended December 31, 1995..........................

ZENITH LOOMIS SAYLES BALANCED SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     October 31, 1994.......................................          1     --
     December 31, 1994......................................   0.995641   -0.4%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     1 year, 2 months ended December 31, 1995................     %         %
     1 year ended December 31, 1995..........................

--------
NOTE: *Unit values do not reflect the impact of any Contingent Deferred Sales
       Charge, premium tax charge, or the annual Administration Contract
       Charge.

ZENITH DRAYCOTT INTERNATIONAL EQUITY SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     October 31, 1994.......................................          1     --
     December 31, 1994......................................   1.019591    2.0%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     1 year, 2 months ended December 31, 1995................     %         %
     1 year ended December 31, 1995..........................

ZENITH SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     October 31, 1994.......................................          1     --
     December 31, 1994......................................   1.002614    0.3%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     1 year, 2 months ended December 31, 1995................     %         %
     1 year ended December 31, 1995..........................

ZENITH SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     October 31, 1994.......................................          1     --
     December 31, 1994......................................   0.981684   -1.8%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     1 year, 2 months ended December 31, 1995................     %         %
     1 year ended December 31, 1995..........................

--------
NOTE: *Unit values do not reflect the impact of any Contingent Deferred Sales
       Charge, premium tax charge, or the annual Administration Contract
       Charge.

ZENITH VENTURE VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     October 31, 1994.......................................         1      --
     December 31, 1994......................................   0.96572    -3.4%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     1 year, 2 months ended December 31, 1995................     %         %
     1 year ended December 31, 1995..........................

ZENITH ALGER EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
     DATE                                                     UNIT VALUE  CHANGE
     ----                                                    ------------ ------
     October 31, 1994.......................................          1     --
     December 31, 1994......................................   0.942751   -5.7%
     December 31, 1995......................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
     1 year, 2 months ended December 31, 1995................     %         %
     1 year ended December 31, 1995..........................

--------
NOTE: *Unit values do not reflect the impact of any Contingent Deferred Sales
       Charge, premium tax charge, or the Annual Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day.

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At the Maturity Date (or any other application of proceeds to a payment option), the Contract Value (less any applicable deductions) is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at the Maturity Date (or date of other application of proceeds to a payment option), (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments".

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments".

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus).

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge./1/ (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  An illustration of annuity income payments under various hypothetical and
historical rates appears in the tables on pages   through  . The monthly
equivalents of the hypothetical annual net returns of 0%, %, 6%, 8% and 10% shown in the tables at pages 15 and 16 are 0%, %, .5%, .6% and .8%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, %, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, %, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.25% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual
rate of   % of the average daily net assets of the Eligible Funds. Actual fees and expenses of the portfolios associated with your Contract may be more or
less than   %, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status".
--------
/1/The Company and Variable Account represent that the amount of the Mortality and Expense Risk Charge is within the range of industry practice for comparable annuity contracts. The Company believes there is a reasonable likelihood that the distribution financing arrangements for the Contracts will benefit the Variable Account and Contract Owners. The Company represents that if the Account invests in Eligible Funds that adopt a Rule 12b-1 plan to finance distribution expenses, it will invest in such funds only if the 12b-1 plan is approved by a board of trustees a majority of whom are not interested persons of the funds.

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.35% for mortality and expense risk and
administrative charges and the assumed   % for investment management and
operating expenses. Since these charges are deducted daily from assets, the
difference between the gross and net rate is not exactly   %.

  Two tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option, the second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company and offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe      GROSS AMOUNT OF CONTRACT VALUE:      $100,000
SEX:                      Unisex        DATE OF ILLUSTRATION:                  1/1/96
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME       Monthly
 PAYMENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: For age 65: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE ILLUSTRATION: $

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                  WITH AN ASSUMED RATE OF RETURN OF:
                            --------------------------------------------------
                      GROSS    0%           %       6%        8%       10%
PAYMENT  CALENDAR     ----- --------- ---------- --------- --------- ---------
 YEAR      YEAR   AGE NET**     %       3.50%        %         %         %
-------  -------- --- ----- --------- ---------- --------- --------- ---------
   1       1996    65
   2       1997    66
   3       1998    67
   4       1999    68
   5       2000    69
  10       2005    74
  15       2010    79
  20       2015    84

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

                         ANNUITY PAY-OUT ILLUSTRATION
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe      GROSS AMOUNT OF CONTRACT VALUE: $100,000
SEX:                      Unisex        DATE OF ILLUSTRATION:             1/1/96
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME       Monthly
 PAYMENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT AND 50% TO FIXED PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN: $   . THE MONTHLY GUARANTEED PAYMENT OF $    IS BEING PROVIDED
BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%           %      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- ------------------- --------- ---------
 YEAR      YEAR   AGE NET**      %      3.50%        %         %         %
-------  -------- --- ----- --------- ------------------- --------- ---------
   1       1996    65
   2       1997    66
   3       1998    67
   4       1999    68
   5       2000    69
  10       2005    74
  15       2010    79
  20       2015    84

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.25% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the actual portfolios' management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status".

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Bond Income and Money market portfolios, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial premium than a 0% or 3.5% AIR.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the portfolios. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe      GROSS AMOUNT OF CONTRACT VALUE: $100,000
SEX:                      Unisex        DATE OF ILLUSTRATION:             1/1/96
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED: FOR AGE 65: $   ; FOR AGE 68: $   ; FOR AGE 69: $   ;
AND FOR AGE 75: $   .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                    LOOMIS
                                     BACK BAY        BACK BAY       SAYLES        WESTPEAK
PAYMENT     CALENDAR                   BOND           MONEY         AVANTI         VALUE
 YEAR         YEAR         AGE        INCOME          MARKET        GROWTH         GROWTH
-------     --------       ---       ---------       --------       -------       --------
   1          1983          65       $               $
   2          1984          66
   3          1985          67
   4          1986          68
   5          1987          69
   6          1988          70
   7          1989          71
   8          1990          72
   9          1991          73
  10          1992          74                                      $             $
  11          1993          75
  12          1994          76
  13          1995          77
  14          1996

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. For the year ended
December 31, 1995, they were:   % Back Bay Bond Income,   % Back Bay Money
Market,   % Loomis Sayles Avanti Growth,   % Westpeak Value Growth,   % Loomis
Sayles Small Cap,   % Loomis Sayles Balanced,   % Draycott International
Equity,   % Salomon US Government,   % Salomon Strategic Bond Opportunities,
  % Venture Value,   % Alger Equity Growth.)
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe      GROSS AMOUNT OF CONTRACT VALUE: $100,000
SEX:                      Unisex        DATE OF ILLUSTRATION:             1/1/96
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME       Monthly
 PAYMENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 76: $ .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                    SALOMON
                       LOOMIS    LOOMIS    DRAYCOTT     SALOMON    STRATEGIC           ALGER
PAYMENT  CALENDAR      SAYLES    SAYLES  INTERNATIONAL   U.S.        BOND      VENTURE EQUITY
 YEAR      YEAR   AGE SMALL CAP BALANCED    EQUITY     GOVERMENT OPPORTUNITIES  VALUE  GROWTH
-------  -------- --- --------- -------- ------------- --------- ------------- ------- ------
  12       1994    76   $         $          $           $           $          $       $
  13       1995    77
  14       1996    78

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. For the year ended
December 31, 1995, they were:   % Back Bay Bond Income,   % Back Bay Money
Market,   % Loomis Sayles Avanti Growth,   % Westpeak Value Growth,   % Loomis
Sayles Small Cap,   % Loomis Sayles Balanced,   % Draycott International
Equity,   % Salomon US Government,   % Salomon Strategic Bond Opportunities,
  % Venture Value,   % Alger Equity Growth.)
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                                    EXPERTS

  The financial statements of New England Variable Annuity Separate Account and the Company included in this Statement of Additional Information have been included herein in reliance on the reports of Coopers & Lybrand LLP, Independent Accountants, given on the authority of that firm as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by H. James Wilson, General Counsel and Secretary of the Company. Sutherland, Asbill & Brennan, Washington, D.C., have acted as special counsel on certain matters relating to the Federal securities laws.

                             FINANCIAL STATEMENTS

  Financial Statements of the Registrant will be filed by amendment.

  Financial Statements of the Depositor will be filed by amendment.

                                   APPENDIX A

ABC and affiliates
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Barron's
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Services Week
Financial World
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Institutional Investor
Investment Dealers Digest

Investment Vision
Investor's Daily
Journal of Commerce
Kansas City Star
LA Times
Leckey, Andrew (syndicated column)
Life Association News
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rukeyser's Business (syndicated column)
Sacramento Bee
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor

Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
UPI
US News and World Report
USA Today
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
Worth Magazine
WRKO

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

  The following financial statements of the Registrant are to be filed by amendment for inclusion in Part B of this Registration Statement:

  Statement of Assets and Liabilities as of December 31, 1995.

  Statement of Operations for the year ended December 31, 1995.

  Statement of Changes in Net Assets for the year ended December 31, 1995.

  Notes to Financial Statements.

  The following financial statements of the Depositor are to be filed by amendment for inclusion in Part B of this Registration Statement:

  Balance Sheet as of December 31, 1994 and 1995.

  Statements of Operations for the years ended December 31, 1994 and 1995.

  Statements of Surplus for the years ended December 31, 1994 and 1995.

  Statements of Cash Flows for the years ended December 31, 1994 and 1995.

  Notes to Financial Statements.

(b) Exhibits

  (1) Resolutions of Board of Directors of the Depositor authorizing the Registrant are incorporated herein by reference to Registration Statement on Form N-4 (33-85442) filed on October 20, 1994.

  (2) None

  (3) (i) Form of Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (33-85442) filed on March 7, 1995.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (33-85442) filed on March 7, 1995.

  (4) (i) Variable Annuity Contract, including Application, is incorporated herein by reference to Registration Statement on Form N-4 (33-85442) filed on October 20, 1994.

     (ii) Forms of Endorsements (Living Benefits and Section 1035 Exchange) are incorporated herein by reference to Registration Statement on Form N-4 (33-85442) filed on October 20, 1994.

    (iii) Form of Endorsement (Individual Retirement Annuity) is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (33-85442) filed on March 7, 1995.

  (5) For Application, see (4)(i) above.

  (6) (i) Copy of charter (Articles of Incorporation) is incorporated herein by reference to Registration Statement on Form N-4 (33-85442) filed on October 20, 1994.

     (ii) By-laws of Depositor are incorporated herein by reference to Registration Statement on Form N-4 (33-85442) filed on October 20, 1994.

  (7) None

                                     III-1

  (8) Form of Administrative Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (33-85442) filed on March 7, 1995.

  (9) Opinion and consent of H. James Wilson, Esq. to be filed by amendment.

  (10) (i)  Consent of Coopers & Lybrand LLP to be filed by amendment.

       (ii) Consent of Sutherland, Asbill & Brennan to be filed by amendment.

  (11) None

  (12) None

  (13) Schedule of computations for performance quotations is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (33-85442) filed on April 27, 1995.

  (14) Powers of Attorney are incorporated herein by reference to Registration Statement on Form N-4 (33-85442) filed on October 20, 1994.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

   NAME AND PRINCIPAL           POSITIONS AND OFFICES        POSITIONS AND OFFICES
    BUSINESS ADDRESS                WITH DEPOSITOR              WITH REGISTRANT
   ------------------     ---------------------------------  ---------------------
Edward C. Hall..........  Director, Vice President--
                          Administration                              --
Kernan F. King..........  Director                                    --
Robert E. Schneider.....  Director                                    --
Robert A. Shafto........  Chairman of the Board, Director,
                          President and Chief Executive
                          Officer                                     --
Daniel J. Toran.........  Director                                    --
H. James Wilson.........  Director, General Counsel and
                          Secretary                                   --
Frederick K. Zimmermann.  Director, Vice President--
                          Investments                                 --
William A. Campagna.....  Vice President--Broker/Dealer
                          Distribution                                --
Rodney J. Chandler......  Chief Actuary                               --
John F. Guthrie.........  Vice President--Portfolio
                          Strategy                                    --
Chester R. Frost........  Vice President--Controller and
                          Treasurer                                   --
Kenneth J. Schweiger....  Vice President--Bank Distribution           --
John G. Small, Jr.......  Vice President and Chief
                          Underwriter                                 --
Philip G. Sullivan......  Vice President and Medical
                          Director                                    --
Marie C. Swift..........  Counsel and Assistant Secretary             --

  Principal Business Address: 501 Boylston Street, Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  The following lists provide information regarding the entities under Common Control with the Depositor. The Depositor is a wholly-owned, direct subsidiary of New England Mutual Life Insurance Company ("Company"), which is organized under the laws of Massachusetts. The Depositor is organized under the laws of Delaware. No person is controlled by the Registrant.


                                     III-2

        DIRECT SUBSIDIARIES OF NEW ENGLAND MUTUAL LIFE INSURANCE COMPANY
                   (UNDER COMMON CONTROL WITH THE DEPOSITOR)

                                    PERCENTAGE OF
                                       VOTING
                          STATE OF   SECURITIES
                          ORGANI-     OWNED BY
        COMPANY            ZATION      COMPANY             PRINCIPAL BUSINESS
        -------           -------- --------------- ---------------------------------
Boylston Capital
 Advisors, Inc..........     MA         100%       inactive
--New England Portfolio
 Advisors, Inc..........     MA         100%       investment advisor to insurance
                                                   company Separate Account
                                                   investors
COAC Co., Inc...........     MA         100%       holding company for corporation
                                                   with interests in real estate
                                                   joint ventures and partnerships
                                                   real estate investment holding
CRB Co. Inc.............     MA         100%       corporation
CRH Companies, Inc......     MA         100%       limited partner of general
                                                   partner of publicly offered
                                                   limited partnership
--South Sarasota Retail.     FL         100%       real estate investment holding
                                                   corporation (inactive)
DPA Holding Corporation.                100%
Exeter Reassurance......  Bermuda       100%       reinsurance
GA Holdings Companies,
 Inc....................                100%       real estate
L/C Development
 Corporation............                100%
LC Park Place
 Corporation............                100%
Lyons/Copley Development
 Corp...................     CA         100%       general partner in general
                                                   account joint ventures
Mercadian Capital L.P...     DE    limited partner dealer in interest rate and
                                         95%       currency swaps
--Mercadian Securities
 (Holdings) U.K. Ltd....    U.K.         95%       holding company (inactive)
--Mercadian Securities
 International Ltd......     U.K.        95%       broker-dealer (inactive)

Mercadian Funding L.P...     DE        limited     party to investment and
                                     partnership   repurchase agreements with tax-
                                    interest 95%   exempt bond issuers
--Mercadian Funding
 Inc....................     DE     100% owned by  party to investment and
                                      Mercadian    repurchase agreements with tax-
                                    Funding L.P.   exempt bond issuers
NEL Partnership
 Investments I, Inc.....     MA         100%       general partner of private
                                                   limited partnership
NELRECO Troy, Inc.......     MA         100%       real estate investment holding,
                                                   developing, leasing corp.
                                                   (inactive)
Newbury Insurance
 Companies, Limited.....  Bermuda       100%       issuer of life insurance agent's
                                                   professional liability insurance
New England Investment
 Companies, Inc.........     MA         100%       general partner of New England
                                                   Investment Companies, L.P.
New England Investment
 Companies, L.P.........     DE        64.98%      investment adviser and holding
                                                   co. for the Insurance co.'s
                                                   investment related operating
                                                   affiliates
New England Life
 Mortgage Funding
 Corporation............     MA         100%       issuer of commercial mortgage-
                                                   backed securities
New England Pension and
 Annuity Company........    DE          100%       insurance
New England Securities                             broker-dealer
 Corporation............    MA          100%

                                     III-3

                                   PERCENTAGE OF
                                      VOTING
                          STATE OF  SECURITIES
                          ORGANI-    OWNED BY
        COMPANY            ZATION     COMPANY            PRINCIPAL BUSINESS
        -------           -------- ------------- ---------------------------------
--Hereford Insurance
 Agency, Inc............  MA           100%      insurance agency
--Hereford Insurance
 Agency of Alabama......  AL           100%      insurance agency
--Hereford Insurance
 Agency of Minnesota,
 Inc. ..................  MN           100%      insurance agency
Omega Reinsurance
 Corporation............  AZ           100%      reinsurance
TNE-Y, Inc..............  DE           100%      corporate
TNE Advisers, Inc.......  MA           100%      investment advisers
TNE Funding Corporation.  DE           100%      issuer of commercial mortgage-
                                                 backed securities
TNE Information
 Services, Inc..........  MA           100%      software

  The above list does not include real estate joint ventures and partnerships of which New England Mutual Life Insurance Company is an investment partner. Also, does not include approximately 70 nonoperating subsidiaries of COAC Co., Inc. which generally have as their sole assets certain real estate partnership interests. The Depositor has no subsidiaries.

            SUBSIDIARIES OF NEW ENGLAND INVESTMENT COMPANIES, L.P.

                                   PERCENTAGE OF
                                      VOTING
                          STATE OF  SECURITIES
                          ORGANI-    OWNED BY
        COMPANY            ZATION     COMPANY            PRINCIPAL BUSINESS
        -------           -------- ------------- ---------------------------------
Back Bay Advisors, Inc..     MA       64.98%     general partner of investment
                                                 adviser
Back Bay Advisors, L.P..     DE       64.98%     investment adviser
BBC Investment Advisors,
 Inc....................
BBC Investment Advisors,
 L.P....................
Capital Growth
 Management Limited
 Partnership............    MA     NEIC, L.P.   investment adviser
                                    owns 54%
                                     limited
                                   partnership
                                    interest
Copley Investment Group,
 Inc....................
Copley Management
 Advisors, L.P..........
Copley Public Partners
 Holding, L.P...........
Copley Real Estate
 Advisors, Inc..........     MA       64.98%     real estate manager and adviser
--Copley Advisors, Inc..     MA       64.98%     investment adviser
--Copley Properties
 Company, Inc...........     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Copley Properties
 Company II, Inc. ......     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Copley Properties
 Company III, Inc.......     MA       64.98%     managing general partner of
                                                 publicly offered limited
                                                 partnership
--Copley Securities
 Corporation............     MA       64.98%     Massachusetts securities
                                                 corporation (buys, sells, holds,
                                                 securities exclusively for own
                                                 account)
--CTR Corporation.......     MA       64.98%     real estate investment
--Eighth Copley
 Corporation............     MA       64.98%     real estate investment holding,
                                                 developing and leasing
                                                 corporation
--Fifth Copley
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership

                                     III-4

                                   PERCENTAGE OF
                                      VOTING
                          STATE OF  SECURITIES
                          ORGANI-    OWNED BY
        COMPANY            ZATION     COMPANY            PRINCIPAL BUSINESS
        -------           -------- ------------- ---------------------------------
--Fifth Singleton
 Corporation............     MA       64.98%     general partner of private
                                                 limited partnership
--First Income
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Fourth Copley
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Fourth Income
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Fourth Singleton
 Corporation............     MA       64.98%     (inactive) organized for use in
                                                 connection with limited
                                                 partnership
--New England Investment
 Associates, Inc........     DE       64.98%     insurance agent and marketer of
                                                 financial products and services
                                                 to institutional investors
--Second Income
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Seventh Copley
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Sixth Copley
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Sixth Singleton
 Corporation............     MA       64.98%     general partner of private
                                                 limited partnership
--Third Income
 Corporation............     MA       64.98%     general partner of publicly
                                                 offered limited partnership
--Third Singleton
 Corporation............     MA       64.98%     general partner of private
                                                 limited partnership
CREA Limited
 Partnership............
FundTech Services,
 L.P. ..................     DE       64.98%     broker-dealer
Graystone Partners,
 Inc....................              64.98%
Graystone Partners,
 L.P. ..................
Harris Associates,
 Inc. ..................
Harris Associates,
 L.P. ..................
Loomis, Sayles &
 Company, Inc...........     MA       64.98%     general partner of investment
                                                 adviser
Loomis, Sayles &
 Company, L.P...........     DE       64.98%     investment adviser
Marlborough Capital
 Advisors, Inc. ........     MA       64.98%     general partner of investment
                                                 manager
Marlborough Capital
 Advisors, L.P. ........     DE       64.98%     investment manager
MC Management, Inc......     MA       64.98%     general partner of MC Management, L.P.
MC Management, L.P......     DE       64.98%     general and limited partner of
                                                 limited partnership that serves
                                                 as general partner of private
                                                 investment partnership
NEF Corporation.........     MA       64.98%     general partner of mutual fund
                                                 wholesale broker-dealer,
                                                 transfer agent and of
                                                 investment adviser
NEIC Holdings, Inc......     MA       64.98%     holding company
New England Funds,
 L.P. ..................     DE       64.98%     mutual fund wholesale broker-
                                                 dealer
New England Funds
 Management, L.P. ......     DE       64.98%     investment adviser
R & T Asset Management,
 Inc....................     MA       64.98%     general partner investment advisers
Reich & Tang Asset
 Management, L.P. ......     DE       64.98%     investment adviser
Reich & Tang
 Distributors, L.P. ....     DE       64.98%     mutual fund wholesale broker-
                                                 dealer and transfer agent
Reich & Tang Services,
 L.P....................              64.98%
Westpeak Investment
 Advisors, Inc. ........     MA       64.98%     general partner of investment adviser
Westpeak Investment
 Advisors, L.P. ........     DE       64.98%     investment adviser


                                     III-5

ITEM 27. NUMBER OF CONTRACTOWNERS

  As of January 31, 1996, there were 485 owners of tax-qualified Contracts and 596 owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

  The depositor maintains a directors' and officers' liability policy with a maximum coverage of $15 million under which the depositor and New England Securities Corporation, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of the Depositor's parent, New England Mutual Life Insurance Company, are named insureds. A provision in New England Mutual Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors, officers and employees of certain organizations, including the Depositor and the Underwriter. A provision in the depositor's bylaws provides for the indemnification (under certain circumstances) of individuals serving as directors, officers or employees of the depositor.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable.

  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) New England Securities Corporation also serves as principal underwriter for:

    New England Zenith Fund
    New England Variable Annuity Fund I
    New England Variable Life Separate Account
    New England Retirement Investment Account
    The New England Variable Account

  (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                               POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES
          NAME                   PRINCIPAL UNDERWRITER             WITH REGISTRANT
          ----           -------------------------------------- ---------------------
Thomas W. McConnell*.... Director, President and CEO                    None
Kernan F. King**........ Chairman of Board, Director                    None
Beverly J. DeWitt**..... Assistant Secretary                            None
Anne M. Goggin**........ Vice President, General Counsel,               None
                         Secretary and Clerk
Mark F. Greco*.......... Vice President                                 None
Laura A. Hutner*........ Vice President                                 None
Peter G. Lahaie*........ Assistant Vice President, Chief                None
                         Financial Officer and Controller
Albert R. Margeson,                                                     None
 Jr.*................... Senior Vice President
Robert F. Regan***...... Vice President                                 None
Jonathan M. Rozek*...... Vice President                                 None
Robert E. Schneider**... Director                                       None
Michael E. Toland*...... Vice President, Chief Compliance               None
                         Officer, Assistant Secretary and
                         Assistant Clerk


                                     III-6

  Principal Business Address:  *399 Boylston Street, Boston, MA 02116
                              **501 Boylston Street, Boston, MA 02117
                             ***500 Boylston Street, Boston, MA 02117

  (c)

    (1)             (2)                (3)             (4)           (5)
  NAME OF     NET UNDERWRITING
 PRINCIPAL     DISCOUNTS AND     COMPENSATION ON    BROKERAGE
UNDERWRITER     COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------   ----------------   ---------------   -----------   ------------

                          To be supplied by amendment.

  Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

  (a) Registrant

  (b) State Street Bank & Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

  (c) New England Securities Corporation
    399 Boylston Street
    Boston, Massachusetts 02116

  (d) New England Variable Life Insurance Company
    501 Boylston Street
    Boston, Massachusetts 02117

ITEM 31. MANAGEMENT SERVICES

  Not applicable

ITEM 32. UNDERTAKINGS

  Registrant hereby makes the following undertakings:

    (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

    (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

    (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-7

                                  SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT HAS CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF BOSTON, AND COMMONWEALTH OF MASSACHUSETTS ON THIS 1ST DAY OF MARCH, 1996.

                                          New England Variable Annuity
                                           Separate Account

                                          By: New England Variable Life
                                              Insurance Company (Depositor)

                                          By: _________________________________
                                                    RODNEY J. CHANDLER
                                                       CHIEF ACTUARY

Attest:

_____________________________________
           MARIE C. SWIFT

                                  SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE DEPOSITOR, NEW ENGLAND VARIABLE LIFE INSURANCE COMPANY HAS CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF BOSTON, AND COMMONWEALTH OF MASSACHUSETTS, ON THIS 1ST DAY OF MARCH, 1996.

                                          New England Variable Life Insurance
                                           Company

                                          By:
                                              ---------------------------------
                                                    RODNEY J. CHANDLER
                                                       CHIEF ACTUARY

Attest:

----------------------------------
           MARIE C. SWIFT

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                        TITLE                 DATE
              ---------                        -----                 ----

          Robert A. Shafto*            Chairman, President      March 1, 1996
-------------------------------------   and Chief Executive
          ROBERT A. SHAFTO              Officer

          Chester R. Frost*            Vice President,          March 1, 1996
-------------------------------------   Controller,
          CHESTER R. FROST              Principal Financial
                                        Officer and
                                        Principal
                                        Accounting Officer

           Edward C. Hall*             Director                 March 1, 1996
-------------------------------------
           EDWARD C. HALL

           Kernan F. King*             Director                 March 1, 1996
-------------------------------------
           KERNAN F. KING

        Robert E. Schneider*           Director                 March 1, 1996
-------------------------------------
         ROBERT E. SCHNEIDER

              SIGNATURE                        TITLE                 DATE
              ---------                        -----                 ----

          Daniel J. Toran*             Director                 March 1, 1996
-------------------------------------
           DANIEL J. TORAN

          H. James Wilson*             Director, General        March 1, 1996
-------------------------------------   Counsel, Secretary
           H. JAMES WILSON

      Frederick K. Zimmermann*         Director                 March 1, 1996
-------------------------------------
       FREDERICK K. ZIMMERMANN

                                          By:
                                              ---------------------------------
                                                      ANNE M. GOGGIN

                                          * Executed by Anne M. Goggin, Esq.
                                            on behalf of those indicated
                                            pursuant to a Power of Attorney
                                            filed with Registration Statement
                                            on Form N-4 on October 20, 1994.

                                 EXHIBIT INDEX

                                                                                                                      PAGE NO.
                                                                                                                    (ON EXECUTED
                                                                                                                     COPY ONLY)
                                                                                                                    ------------
  (1) Resolutions of Board of Directors of the Depositor authorizing the Registrant.*..............................
  (2) None
  (3) (i)   Form of Distribution Agreement**.......................................................................
      (ii)  Form of Selling Agreement with other broker- dealers**.................................................
  (4) (i)   Variable Annuity Contract, including Application*......................................................
      (ii)  Forms of Endorsements (Living Benefits and Section 1035 Exchange)*.....................................
      (iii) Form of Endorsement (Individual Retirement Annuity)**..................................................
  (5) Application (included in Exhibit 4(i)).......................................................................
  (6) (i)   Copy of charter (Articles of Incorporation)*...........................................................
      (ii)  By-laws of Depositor*..................................................................................
  (7) None
  (8) Form of Administrative Services Agreement**..................................................................
  (9) Opinion and consent of H. James Wilson, Esq. to be filed by amendment........................................
 (10) (i)   Consent of Coopers & Lybrand L.L.P. to be filed by amendment...........................................
      (ii)  Consent of Sutherland, Asbill & Brennan to be filed by amendment.......................................
 (11) None
 (12) None
 (13) Schedule of computations for performance quotations***.......................................................
 (14) Powers of Attorney*..........................................................................................

--------
  * Filed with Registration Statement on Form N-4 (No. 33-85442) filed on October 20, 1994.
 ** Filed with Pre-Effective Amendment No. 1 to Registration Statement on Form
    N-4 (33-85442) filed on March 7, 1995.
*** Filed with Post-Effective Amendment No. 1 to Registration Statement on
    Form N-4 (33-85442) filed on April 27,1995.